UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513)-629-8104
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period:  November 30, 2019

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2019 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 5.59%
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)	$560,000	$586,410
Asset Backed Funding Certificates
2004-OPT3, 2.488% (1 Month LIBOR USD + 0.780%), 11/25/2033 (c)	276,662	273,650
CAL Funding III Ltd.
2017-1A, 3.620%, 06/25/2042 (b)	737,858	738,037
Carlyle Global Market Strategies
2017-1A, 3.266% (3 Month LIBOR USD + 1.300%), 04/20/2031 (b)(c)	1,375,000	1,374,883
Cedar Funding VI CLO Ltd.
2016-6A, 3.056% (3 Month LIBOR USD + 1.090%), 10/20/2028 (b)(c)	1,480,000	1,479,581
Centex Home Equity Loan Trust
2005-D M3, 2.188% (1 Month LIBOR USD + 0.480%), 10/25/2035 (c)	406,476	407,803
2005-D M4, 2.318% (1 Month LIBOR USD + 0.610%), 10/25/2035 (c)	390,000	391,386
Citibank Credit Card Issuance Trust
2018-A1, 2.490%, 01/20/2023	125,000	125,925
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 1.988% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	224,364	224,357
CWABS, Inc.
2004-5, 2.208% (1 Month LIBOR USD + 0.500%), 10/25/2034 (c)	343,725	343,666
Dewolf Park Clo Ltd.
2017-1A, 3.211% (3 Month LIBOR USD + 1.210%), 10/15/2030 (b)(c)	1,700,000	1,699,272
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040 (b)	221,499	222,029
EquiFirst Mortgage Loan Trust
2003-2, 2.888% (1 Month LIBOR USD + 1.125%), 09/25/2033 (c)	276,284	276,204
GCAT Trust
2019-NQM2, 2.855%, 09/25/2059 (b)	898,131	903,119
2019-NQM3, 2.686%, 11/25/2059 (b)(d)	570,000	569,823
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 3.116% (3 Month LIBOR USD + 1.150%), 11/28/2030 (b)(c)	1,525,000	1,524,976
Home Equity Mortgage Trust
2004-5, 3.308% (1 Month LIBOR USD + 1.600%), 02/25/2035 (c)	8,320	8,357
JP Morgan Mortgage Acquisition Trust
2007-CH1, 2.298% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	310,000	310,126
Madison Park Funding XVIII Ltd.
2015-18, 3.156% (3 Month LIBOR USD + 1.190%), 10/21/2030 (b)(c)	2,000,000	1,998,446
Madison Park Funding XXVI Ltd.
2007-26, 3.128% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)	1,355,000	1,355,023
Navient Student Loan Trust
2017-3A, 2.008% (1 Month LIBOR USD + 0.300%), 07/26/2066 (b)(c)	30,824	30,824
2018-3A, 1.978% (1 Month LIBOR USD + 0.270%), 03/25/2067 (b)(c)	34,031	34,020
Octagon Investment Partners 30 Ltd.
2017-1A, 3.286% (3 Month LIBOR USD + 1.320%), 03/17/2030 (b)(c)	550,000	550,548
Permanent Master Issuer PLC
2018-1, 2.366% (3 Month LIBOR USD + 0.380%), 07/15/2058 (b)(c)	250,000	250,041
Popular ABS Mortgage Pass-Through Trust
2005-2, 1.968% (1 Month LIBOR USD + 0.260%), 04/25/2035 (c)	57,627	57,732
RASC Trust
2005-EMX2, 2.358% (1 Month LIBOR USD + 0.650%), 07/25/2035 (c)	177,357	179,187
2005-KS12, 2.168% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)	390,000	390,425
Structured Asset Securities Corp.
2005-NC1, 2.798% (1 Month LIBOR USD + 0.520%), 02/25/2035 (c)	440,000	443,073
Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 2.138% (1 Month LIBOR USD + 0.430%), 05/25/2035 (c)	2,587	2,594
2006-AM1, 1.868% (1 Month LIBOR USD + 0.160%), 04/25/2036 (c)	9,108	9,127
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039 (b)	77,917	77,979
Textainer Marine Containers V Ltd.
2017-1A, 3.720%, 05/20/2042 (b)	137,910	138,311
2017-2A, 3.520%, 06/20/2042 (b)	464,308	465,022
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055 (b)(d)	51,159	51,978
2016-3, 2.250%, 08/25/2055 (b)(d)	41,884	41,763
2016-2, 2.750%, 08/25/2055 (b)(d)	50,136	50,453
2017-5, 2.308% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)	813,788	813,919
2017-2, 2.750%, 04/25/2057 (b)(d)	276,982	279,604
2017-3, 2.750%, 06/25/2057 (b)(d)	571,738	575,927
2017-4, 2.750%, 06/25/2057 (b)(d)	313,678	317,390
Verizon Owner Trust
2016-2A, 1.680%, 05/20/2021 (b)	36,037	36,031
Voya CLO Ltd.
2014-2R, 3.252% (3 Month LIBOR USD + 1.250%), 04/17/2030 (b)(c)	1,380,000	1,377,913
Wind River CLO Ltd.
2017-2A, 3.196% (3 Month LIBOR USD + 1.230%), 07/20/2030 (b)(c)	1,440,000	1,438,438
TOTAL ASSET BACKED SECURITIES (Cost $22,241,552)		22,425,372

CORPORATE BONDS - 23.88%
Accommodation - 0.03%
Wynn Las Vegas LLC
5.250%, 05/15/2027 (b)	117,000	122,119
Ambulatory Health Care Services - 0.11%
Encompass Health Corp.
5.750%, 09/15/2025	420,000	442,224
Beverage and Tobacco Product Manufacturing - 1.14%
Altria Group, Inc.
4.400%, 02/14/2026	483,000	522,731
4.800%, 02/14/2029	721,000	797,762
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	1,006,000	1,095,972
4.600%, 04/15/2048 (f)	420,000	488,115
4.750%, 04/15/2058	755,000	907,411
5.800%, 01/23/2059 (f)	550,000	775,272
		4,587,263
Broadcasting (except Internet) - 1.21%
Comcast Corp.
3.700%, 04/15/2024	595,000	633,168
3.950%, 10/15/2025	838,000	914,456
3.150%, 02/15/2028	1,000,000	1,050,915
4.950%, 10/15/2058	765,000	1,000,663
Discovery Communications LLC
2.950%, 03/20/2023 (f)	1,220,000	1,242,832
		4,842,034
Chemical Manufacturing - 2.11%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	46,106
2.950%, 11/21/2026 (b)(f)	135,000	136,477
3.200%, 11/21/2029 (b)(f)	1,713,000	1,740,270
4.050%, 11/21/2039 (b)	2,117,000	2,214,336
4.700%, 05/14/2045	580,000	645,968
4.250%, 11/21/2049 (b)(f)	1,180,000	1,245,347
Bayer US Finance II LLC
3.875%, 12/15/2023 (b)(f)	1,840,000	1,931,749
Church & Dwight Co., Inc.
2.450%, 08/01/2022 (f)	500,000	504,412
		8,464,665
Clothing and Clothing Accessories Stores - 0.12%
L Brands, Inc.
5.250%, 02/01/2028	315,000	292,894
6.875%, 11/01/2035	200,000	176,020
		468,914
Computer and Electronic Product Manufacturing - 0.79%
Apple, Inc.
3.000%, 06/20/2027 (f)	1,200,000	1,265,023
Dell International LLC
5.450%, 06/15/2023 (b)	1,085,000	1,176,508
Microchip Technology, Inc.
4.333%, 06/01/2023	690,000	726,593
		3,168,124
Credit Intermediation and Related Activities - 4.23%
Bank of America Corp.
2.738% to 01/23/2021, then 3 Month LIBOR USD + 0.370%, 01/23/2022 (a)	545,000	548,915
2.456% to 10/22/2024, then 3 Month LIBOR USD + 0.870%, 10/22/2025 (a)	187,000	187,744
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)	660,000	704,564

3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)	630,000	686,163
2.884% to 10/22/2029, then 3 Month LIBOR USD + 0.012%, 10/22/2030 (a)	1,418,000	1,429,934
Bank of New York Mellon Corp.
1.950%, 08/23/2022 (f)	1,109,000	1,110,026
Capital One NA
2.150%, 09/06/2022	820,000	818,762
Citigroup, Inc.
2.700%, 03/30/2021	775,000	781,750
4.050%, 07/30/2022	65,000	67,925
3.200%, 10/21/2026	1,095,000	1,137,176
4.300%, 11/20/2026	890,000	970,058
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)	795,000	856,153
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)	455,000	479,894
Fifth Third Bancorp
3.650%, 01/25/2024 (f)	703,000	740,646
2.375%, 01/28/2025 (f)	1,197,000	1,200,220
General Motors Financial Co., Inc.
3.700%, 11/24/2020	525,000	531,304
3.200%, 07/06/2021	150,000	151,907
5.100%, 01/17/2024 (f)	370,000	400,117
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,277,962
3.882% to 07/24/2037, then 3 Month LIBOR USD + 1.360%, 07/24/2038 (a)	490,000	540,026
Wells Fargo & Co.
3.069%, 01/24/2023	645,000	657,519
2.406% to 10/30/2024, then 3 Month LIBOR USD + 0.825%, 10/30/2025 (a)(f)	1,677,000	1,674,801
		16,953,566
Data Processing, Hosting and Related Services - 0.12%
Hewlett Packard Enterprise Co.
3.600%, 10/15/2020	490,000	495,752
Food and Beverage Stores - 0.31%
Kroger Co.
2.800%, 08/01/2022	1,000,000	1,018,431
5.400%, 01/15/2049	170,000	207,471
		1,225,902
Food Manufacturing - 0.16%
Kraft Heinz Foods Co.
3.750%, 04/01/2030 (b)(f)	635,000	650,134
General Merchandise Stores - 0.16%
JC Penney Corp., Inc.
5.650%, 06/01/2020	1,000	933
Walmart, Inc.
3.250%, 07/08/2029	615,000	662,767
		663,700
Health and Personal Care Stores - 0.48%
Albertsons Cos LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC
5.875%, 02/15/2028 (b)	79,000	82,837
CVS Health Corp.
4.300%, 03/25/2028	1,076,000	1,173,857
5.050%, 03/25/2048	555,000	657,686
		1,914,380
Hospitals - 0.59%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	495,000	544,214
CommonSpirit Health
3.347%, 10/01/2029	445,000	447,688
HCA, Inc.
4.125%, 06/15/2029	505,000	533,045
5.250%, 06/15/2049	755,000	852,244
		2,377,191
Insurance Carriers and Related Activities - 0.92%
American International Group, Inc.
3.300%, 03/01/2021	674,000	684,067
3.900%, 04/01/2026	646,000	694,636
AXA Equitable Holdings, Inc.
4.350%, 04/20/2028 (f)	1,104,000	1,187,067
5.000%, 04/20/2048	545,000	588,707
UnitedHealth Group, Inc.
3.875%, 08/15/2059	480,000	518,094
		3,672,571

Machinery Manufacturing - 0.20%
General Electric Co.
3.100%, 01/09/2023	317,000	324,575
5.000% to 01/21/2021, then 3 Month LIBOR USD + 3.330% (a)(h)	514,000	503,581
		828,156
Merchant Wholesalers, Durable Goods - 0.21%
TransDigm, Inc.
6.250%, 03/15/2026 (b)	780,000	838,987
Merchant Wholesalers, Nondurable Goods - 0.08%
Cardinal Health, Inc.
3.079%, 06/15/2024	305,000	312,046
Miscellaneous Manufacturing - 0.15%
Boston Scientific Corp.
3.450%, 03/01/2024	567,000	593,728
Oil and Gas Extraction - 1.24%
Apache Corp.
4.375%, 10/15/2028 (f)	945,000	958,812
Concho Resources, Inc.
4.875%, 10/01/2047	445,000	497,183
Enterprise Products Operating LLC
4.200%, 01/31/2050	479,000	514,791
Occidental Petroleum Corp.
3.200%, 08/15/2026	700,000	704,719
3.500%, 08/15/2029 (f)	710,000	717,537
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/2029	1,640,000	1,584,452
		4,977,494
Petroleum and Coal Products Manufacturing - 0.17%
Marathon Oil Corp.
4.400%, 07/15/2027	645,000	694,951
Pipeline Transportation - 0.78%
Energy Transfer Operating LP
4.150%, 10/01/2020	250,000	253,089
3.600%, 02/01/2023	600,000	613,817
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(h)	785,000	723,393
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	755,000	797,937
MPLX LP
4.700%, 04/15/2048	640,000	637,457
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	98,920
		3,124,613
Professional, Scientific, and Technical Services - 0.58%
International Business Machines Corp.
3.500%, 05/15/2029	935,000	1,009,016
4.150%, 05/15/2039	360,000	408,776
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (b)	890,000	898,902
		2,316,694
Publishing Industries (except Internet) - 0.06%
Oracle Corp.
4.000%, 07/15/2046	205,000	229,750
Real Estate - 1.69%
American Tower Corp.
3.700%, 10/15/2049	1,305,000	1,305,314
Boston Properties LP
3.400%, 06/21/2029	1,362,000	1,426,557
Camden Property Trust
3.150%, 07/01/2029	275,000	287,638
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,052,658
Healthcare Trust of America Holdings LP
3.100%, 02/15/2030	710,000	707,018
Healthpeak Properties, Inc.
3.250%, 07/15/2026	335,000	348,367
MPT Operating Partnership LP / MPT Finance Corp.
4.625%, 08/01/2029	587,000	616,699
Simon Property Group LP
2.450%, 09/13/2029	1,054,000	1,037,819
		6,782,070

Rental and Leasing Services - 0.57%
Ford Motor Credit Co. LLC
4.063%, 11/01/2024 (f)	1,008,000	1,014,249
Synchrony Financial
2.850%, 07/25/2022 (f)	1,255,000	1,267,629
		2,281,878
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.77%
BAT Capital Corp.
2.764%, 08/15/2022	790,000	798,873
3.222%, 08/15/2024	297,000	302,561
3.557%, 08/15/2027	320,000	326,236
Goldman Sachs Group, Inc.
2.875%, 02/25/2021	50,000	50,483
3.850%, 01/26/2027	1,375,000	1,465,251
3.691% to 06/05/2027, then 3 Month LIBOR USD + 1.510%, 06/05/2028 (a)	590,000	625,950
3.814% to 04/23/2028, then 3 Month LIBOR USD + 1.158%, 04/23/2029 (a)(f)	1,200,000	1,284,999
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)	250,000	271,573
Morgan Stanley
2.750%, 05/19/2022	1,000,000	1,014,342
3.750%, 02/25/2023	1,380,000	1,445,440
3.950%, 04/23/2027	935,000	1,001,864
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028 (a)	1,190,000	1,264,857
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029 (a)	875,000	940,875
5.611% (3 Month LIBOR USD + 3.610%), 12/29/2049 (a)	320,000	321,616
		11,114,920
Support Activities for Mining - 0.04%
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	156,186
Telecommunications - 1.57%
AT&T, Inc.
3.400%, 05/15/2025	345,000	360,485
4.350%, 06/15/2045	220,000	235,218
5.450%, 03/01/2047	795,000	973,168
4.500%, 03/09/2048	545,000	594,487
Charter Communications Operating LLC
5.050%, 03/30/2029 (f)	996,000	1,123,020
Crown Castle International Corp.
3.200%, 09/01/2024	825,000	854,356
3.800%, 02/15/2028	700,000	747,339
Verizon Communications, Inc.
3.010% (3 Month LIBOR USD + 1.100%), 05/15/2025 (c)	825,000	840,917
4.016%, 12/03/2029	500,000	558,014
		6,287,004
Transportation Equipment Manufacturing - 0.40%
General Motors Co.
2.694% (3 Month LIBOR USD + 0.800%), 08/07/2020 (c)	1,100,000	1,102,206
United Technologies Corp.
3.950%, 08/16/2025 (f)	480,000	522,190
		1,624,396
Utilities - 0.89%
DTE Energy Co.
2.250%, 11/01/2022	480,000	479,446
3.400%, 06/15/2029	905,000	940,319
Evergy, Inc.
2.900%, 09/15/2029	780,000	777,718
Kinder Morgan, Inc.
5.550%, 06/01/2045	835,000	982,440
Southern Co.
2.950%, 07/01/2023	388,000	395,890
		3,575,813
TOTAL CORPORATE BONDS (Cost $91,155,167)		95,787,225

FOREIGN CORPORATE BONDS - 7.93%
Computer and Electronic Product Manufacturing - 0.42%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025	800,000	861,662
DH Europe Finance II Sarl
3.400%, 11/15/2049	780,000	806,885
		1,668,547

Credit Intermediation and Related Activities - 4.32%
Avolon Holdings Funding Ltd.
3.950%, 07/01/2024 (b)	770,000	799,375
Banco Santander SA
3.800%, 02/23/2028	585,000	616,012
Banque Federative du Credit Mutuel SA
2.700%, 07/20/2022 (b)	1,770,000	1,795,022
Barclays Bank PLC
10.180%, 06/12/2021 (b)	1,950,000	2,174,605
Barclays PLC
3.284% (3 Month LIBOR USD + 1.380%), 05/16/2024 (c)	895,000	901,994
4.375%, 01/12/2026	360,000	386,797
Commonwealth Bank of Australia
3.743%, 09/12/2039 (b)	860,000	861,039
Credit Agricole SA/London
2.956% (3 Month LIBOR USD + 1.020%), 04/24/2023 (b)(c)	745,000	751,518
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)	1,145,000	1,162,159
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)	250,000	267,467
HSBC Holdings PLC
2.650%, 01/05/2022	765,000	771,980
2.904% (3 Month LIBOR USD + 1.000%), 05/18/2024 (c)	400,000	402,101
2.633% to 11/07/2024, then 3 Month LIBOR USD + 1.140%, 11/07/2025 (a)	2,017,000	2,011,782
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)	910,000	963,708
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	835,000	906,849
3.875%, 09/12/2023	835,000	869,189
UBS Group AG
2.859% to 08/15/2022, then 3 Month LIBOR USD + 0.954%, 08/15/2023 (a)(b)	500,000	506,496
4.125%, 09/24/2025 (b)	1,100,000	1,193,463
		17,341,556
Food Manufacturing - 0.19%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)	730,000	771,387
Funds, Trusts, and Other Financial Vehicles - 0.22%
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	899,413
Machinery Manufacturing - 0.25%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/2025 (f)	963,000	996,198
Management of Companies and Enterprises - 0.33%
Bank of Ireland Group PLC
4.500%, 11/25/2023 (b)	1,245,000	1,323,099
Merchant Wholesalers, Durable Goods - 0.02%
Johnson Controls International PLC
3.900%, 02/14/2026	79,000	84,666
Merchant Wholesalers, Nondurable Goods - 0.31%
Allergan Funding SCS
3.450%, 03/15/2022	1,211,000	1,237,737
Mining (except Oil and Gas) - 0.12%
Anglo American Capital PLC
4.000%, 09/11/2027 (b)	470,000	489,461
Miscellaneous Manufacturing - 0.17%
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	675,000	678,233
Oil and Gas Extraction - 0.44%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038 (f)	850,000	1,077,774
Cenovus Energy, Inc.
4.250%, 04/15/2027	651,000	684,136
		1,761,910
Rental and Leasing Services - 0.05%
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	203,875
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.68%
AIB Group PLC
4.263% to 04/10/2024, then 3 Month LIBOR USD + 1.874%, 04/10/2025 (a)(b)	1,995,000	2,107,595
Beijing State-Owned Assets Management Hong Kong Co. Ltd.
4.125%, 05/26/2025	596,000	621,906
		2,729,501

Telecommunications - 0.28%
Vodafone Group PLC
2.991% (3 Month LIBOR USD + 0.990%), 01/16/2024 (c)	1,095,000	1,108,223
Transportation Services - 0.13%
JSL Europe SA
7.750%, 07/26/2024	474,000	508,050
TOTAL FOREIGN CORPORATE BONDS (Cost $30,886,446)		31,801,856

FOREIGN GOVERNMENT AGENCY ISSUES - 0.25%
Province of Alberta Canada
1.875%, 11/13/2024 (f)	1,000,000	999,570
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $997,440)		999,570

FOREIGN GOVERNMENT NOTES/BONDS - 4.59%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (b)	610,000	710,122
Angolan Government International Bond
9.500%, 11/12/2025 (b)	500,000	558,260
Argentine Republic Government International Bond
4.625%, 01/11/2023	463,000	189,096
6.875%, 01/26/2027	435,000	177,414
Brazilian Government International Bond
2.625%, 01/05/2023	560,000	560,280
5.625%, 02/21/2047	220,000	242,756
Colombia Government International Bond
4.000%, 02/26/2024	390,000	408,888
3.875%, 04/25/2027	150,000	157,927
Costa Rica Government International Bond
7.158%, 03/12/2045	795,000	804,687
Dominican Republic International Bond
5.875%, 04/18/2024 (b)	505,000	539,600
6.875%, 01/29/2026 (b)	260,000	294,540
Guatemala Government Bond
4.375%, 06/05/2027 (b)	600,000	612,958
Hungary Government International Bond
7.625%, 03/29/2041	550,000	898,601
Indonesia Government International Bond
3.700%, 01/08/2022 (b)	330,000	339,337
4.350%, 01/08/2027 (b)	150,000	163,359
Kazakhstan Government International Bond
5.125%, 07/21/2025 (b)	290,000	332,288
Mexico Government International Bond
4.150%, 03/28/2027	200,000	213,300
4.350%, 01/15/2047	625,000	649,172
Mongolia Government International Bond
8.750%, 03/09/2024 (b)	435,000	491,089
Morocco Government International Bond
4.250%, 12/11/2022 (b)	475,000	499,456
5.500%, 12/11/2042 (b)	150,000	181,188
Namibia International Bonds
5.250%, 10/29/2025 (b)	585,000	599,131
Nigeria Government International Bond
7.875%, 02/16/2032 (b)	335,000	341,331
Oman Government International Bond
3.875%, 03/08/2022 (b)	290,000	291,561
5.375%, 03/08/2027 (b)	350,000	351,374
6.500%, 03/08/2047 (b)	150,000	140,569
Panama Government International Bond
4.500%, 05/15/2047	450,000	532,546
Paraguay Government International Bond
4.700%, 03/27/2027 (b)	590,000	644,485
Peruvian Government International Bond
8.750%, 11/21/2033	400,000	659,139
Qatar Government International Bond
3.250%, 06/02/2026 (b)	450,000	473,818
4.625%, 06/02/2046 (b)	360,000	437,839
Republic of South Africa Government International Bond
4.875%, 04/14/2026	490,000	507,280
4.850%, 09/27/2027	933,000	955,275
4.300%, 10/12/2028	150,000	145,828
5.000%, 10/12/2046	150,000	136,175

Romanian Government International Bond
6.125%, 01/22/2044 (b)	555,000	718,309
Saudi Government International Bond
4.500%, 10/26/2046 (b)	150,000	167,089
Sri Lanka Government International Bond
6.750%, 04/18/2028 (b)	680,000	622,235
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (b)	830,000	869,722
Uruguay Government International Bond
4.375%, 01/23/2031	490,000	543,533
5.100%, 06/18/2050	200,000	239,487
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $18,011,472)		18,401,044

NON-AGENCY MORTGAGE BACKED SECURITIES - 7.59%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059 (b)(d)	670,000	669,606
BANK 2019-BNK22
2019-BNK22, 2.978%, 11/15/2062	240,000	248,808
Barclays Commercial Mortgage Trust
2019-C4, 2.919%, 08/15/2052	420,000	431,398
2019-C5, 3.366%, 11/15/2052 (d)	595,000	619,019
BX Commercial Mortgage Trust
2018-IND B, 2.665% (1 Month LIBOR USD + 0.900%), 11/15/2035 (b)(c)	885,633	885,620
2018-IND C, 2.865% (1 Month LIBOR USD + 1.100%), 11/15/2035 (b)(c)	548,249	548,251
CD Mortgage Trust
2017-CD3, 3.631%, 02/10/2050	235,000	253,367
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046 (d)	455,000	472,965
2013-GC17, 5.095%, 11/10/2046 (d)	145,000	157,980
2014-GC25, 1.146%, 10/10/2047 (d)(e)	1,495,668	61,848
2015-GC27, 1.512%, 02/10/2048 (d)(e)	1,136,231	62,134
2016-GC36, 3.616%, 02/10/2049	200,000	214,398
2016-C3, 3.154%, 11/15/2049	255,000	266,797
2017-C4, 2.121%, 10/12/2050	259,740	259,557
2018-C6, 3.300%, 11/10/2051	466,840	478,185
2019-GC43, 3.038%, 11/10/2052	595,000	618,532
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045	95,000	95,317
2014-UBS2, 3.472%, 03/10/2047	655,576	673,790
2014-CR16, 1.143%, 04/10/2047 (d)(e)	1,344,438	48,978
2014-LC15, 1.269%, 04/10/2047 (d)(e)	1,530,128	60,756
2014-CR17, 1.144%, 05/10/2047 (d)(e)	1,151,432	42,432
2014-UBS3, 1.238%, 06/10/2047 (d)(e)	913,330	37,910
2014-UBS6, 1.047%, 12/10/2047 (d)(e)	1,699,418	60,643
2014-CCRE21, 3.987%, 12/10/2047	220,000	235,514
2015-LC21, 3.708%, 07/10/2048	100,000	106,913
2015-CCRE25, 3.759%, 08/10/2048	340,000	364,915
2017-COR2, 2.111%, 09/10/2050	181,962	181,785
2019-GC44, 2.950%, 08/15/2057	430,000	443,994
Connecticut Avenue Securities Trust
2019-R07, 2.478% (1 Month LIBOR USD + 0.770%), 10/25/2039 (b)(c)	213,813	214,093
CSAIL Commercial Mortgage Trust
2015-C3, 4.249%, 08/15/2048 (d)	350,000	364,998
2016-C7, 3.502%, 11/15/2049	275,000	291,798
2019-C15, 4.053%, 03/15/2052	215,000	239,612
2019-C17, 3.016%, 09/15/2052	220,000	227,427
2015-C2, 0.898%, 06/15/2057 (d)(e)	1,582,941	53,483
Flagstar Mortgage Trust
2017-2, 3.500%, 10/25/2047 (b)(d)	1,359,895	1,386,038
FREMF Mortgage Trust
2015-K718, 3.663%, 02/25/2048 (b)(d)	580,000	593,276
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	422,189
2012-GCJ9, 3.747%, 11/10/2045 (b)	345,000	354,622
2014-GC18, 1.184%, 01/10/2047 (d)(e)	3,975,478	140,282
2014-GC26, 1.123%, 11/10/2047 (d)(e)	2,225,220	90,355
2015-GC32, 3.764%, 07/10/2048	105,000	112,946
2015-GC34, 3.278%, 10/10/2048	131,000	135,643
2015-GC34, 3.506%, 10/10/2048	370,000	393,134

2015-GS1, 4.568%, 11/10/2048 (d)	205,000	210,795
2019-GC42, 3.000%, 09/01/2052	410,000	425,580
2019-GSA1, 3.048%, 11/10/2052	430,000	445,520
Impac Secured Assets Trust
2006-2, 2.208% (1 Month LIBOR USD + 0.500%), 08/25/2036 (c)	50,000	50,114
JP Morgan Chase Commercial Mortgage Securities Trust
2013-LC11, 3.499%, 04/15/2046	375,000	383,262
2011-C5, 5.595%, 08/15/2046 (b)(d)	305,000	318,479
JP Morgan Mortgage Trust
2016-3, 3.500%, 10/25/2046 (b)(d)	898,809	918,616
2017-1, 3.500%, 01/25/2047 (b)(d)	222,707	225,943
2017-2, 3.500%, 05/25/2047 (b)(d)	133,097	135,371
2017-3, 3.500%, 08/25/2047 (b)(d)	856,685	870,142
2017-4, 3.500%, 11/25/2048 (b)(d)	772,336	784,490
JP Morgan Trust
2015-3, 3.500%, 05/25/2045 (b)(d)	177,589	179,107
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048	320,000	344,279
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 3.723%, 03/15/2050	320,000	346,744
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/15/2050	256,714	256,589
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	513,799	518,562
2015-C24, 3.732%, 05/15/2048	220,000	236,170
2017-C34, 2.109%, 11/15/2052	357,335	357,147
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)	200,000	214,482
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059 (b)(d)	590,000	592,539
OBX Trust
2019-EXP3, 2.608% (1 Month LIBOR USD + 0.900%), 10/25/2059 (b)(c)	419,637	420,686
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032 (b)	445,000	449,250
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045 (b)(c)	432,157	440,791
2015-3, 3.500%, 07/25/2045 (b)(c)	542,849	553,284
2017-2, 3.500%, 02/25/2047 (b)(c)	1,004,125	1,029,077
Starwood Mortgage Residential Trust
2019-INV1, 2.610%, 08/25/2049 (b)(d)	611,087	609,592
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	200,000	213,091
2017-C4 A1, 2.129%, 10/15/2050	236,456	236,213
2017-C4 A4, 3.563%, 10/15/2050	400,000	429,049
2018-C15, 3.321%, 12/15/2051	199,334	204,117
2018-C14, 3.379%, 12/15/2051	750,676	769,525
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	268,615	271,211
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059 (b)	445,199	446,462
2019-INV1, 3.402%, 12/25/2059 (b)(d)	447,714	453,297
Wells Fargo Commercial Mortgage Trust
2012-LC5, 4.142%, 10/15/2045	305,000	317,797
2015-C29, 3.637%, 06/15/2048	130,000	138,770
2016-LC24, 2.942%, 10/15/2049	280,000	289,036
2016-NXS6, 2.918%, 11/15/2049	300,000	309,171
2017-C39, 3.418%, 09/15/2050	260,000	276,514
2017-C40, 2.110%, 10/15/2050	164,546	164,648
2019-C49, 4.023%, 03/15/2052	185,000	206,539
2016-LC25, 3.640%, 12/15/2059	315,000	338,699
WFRBS Commercial Mortgage Trust
2014-LC14, 1.394%, 03/15/2047 (d)(e)	900,002	35,532
2014-C22, 0.958%, 09/15/2057 (d)(e)	3,383,373	105,677
2014-C22, 4.069%, 09/15/2057 (d)	290,000	308,647
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $30,477,514)		30,451,914

AGENCY MORTGAGE BACKED SECURITIES - 28.72%
Fannie Mae Connecticut Avenue Securities
2017-C03, 4.708% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)	300,000	312,611
2017-C04, 4.558% (1 Month LIBOR USD + 2.850%), 11/25/2029 (c)	364,000	377,309
2017-C05, 3.908% (1 Month LIBOR USD + 2.200%), 01/25/2030 (c)	480,000	486,486

2017-C06, 4.508% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)	341,070	349,472
2017-C07, 4.208% (1 Month LIBOR USD + 2.500%), 05/25/2030 (c)	1,030,000	1,046,074
2018-C01, 3.958% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)	780,000	788,575
2018-C02, 3.908% (1 Month LIBOR USD + 2.200%), 08/25/2030 (c)	650,000	654,500
Fannie Mae or Freddie Mac
#TBA, 3.000%, 12/15/2042	575,000	583,153
Fannie Mae Pool
254908, 5.000%, 09/01/2023	33,298	35,525
255320, 5.000%, 07/01/2024	6,016	6,420
MA0023, 5.000%, 04/01/2029	12,753	13,612
MA0096, 4.500%, 06/01/2029	7,562	8,045
AE0205, 5.000%, 03/01/2030	13,850	14,794
AB3000, 4.500%, 05/01/2031	17,569	18,854
BM3905, 5.000%, 08/01/2031	89,357	95,321
720679, 5.000%, 06/01/2033	14,117	15,587
725027, 5.000%, 11/01/2033	7,987	8,822
888283, 5.000%, 08/01/2034	37,699	41,631
735484, 5.000%, 05/01/2035	11,175	12,340
830722, 5.000%, 07/01/2035	32,276	34,977
735925, 5.000%, 10/01/2035	32,053	35,402
836427, 5.000%, 10/01/2035	17,323	19,119
900527, 6.000%, 09/01/2036	1,624	1,855
915320, 6.000%, 03/01/2037	22,318	24,787
889757, 5.000%, 02/01/2038	16,505	18,230
962343, 5.000%, 03/01/2038	17,260	19,019
929301, 5.000%, 04/01/2038	13,022	14,350
257161, 5.500%, 04/01/2038	30,468	34,013
982126, 5.000%, 05/01/2038	33,273	36,685
889579, 6.000%, 05/01/2038	20,747	23,848
995681, 6.000%, 05/01/2038	2,998	3,445
889533, 5.500%, 06/01/2038	26,598	29,891
AB0131, 5.000%, 12/01/2038	10,166	11,223
995245, 5.000%, 01/01/2039	32,834	36,178
995906, 5.000%, 03/01/2039	12,329	13,587
BC4575, 5.500%, 04/01/2039	54,578	61,005
995838, 5.500%, 05/01/2039	81,878	92,053
AL0070, 5.000%, 07/01/2039	19,525	21,505
AD7406, 5.000%, 07/01/2040	12,360	13,530
AD9173, 4.000%, 08/01/2040	333,089	356,533
AB1389, 4.500%, 08/01/2040	70,913	76,902
MA0510, 4.500%, 09/01/2040	755	818
AE8714, 3.500%, 11/01/2040	35,937	37,811
890310, 4.500%, 12/01/2040	15,466	16,765
AH3952, 4.000%, 01/01/2041	186,759	199,929
AL0791, 4.000%, 02/01/2041	60,093	64,345
AE0954, 4.500%, 02/01/2041	53,129	57,613
AH7196, 4.500%, 03/01/2041	516,928	560,435
AL0245, 4.000%, 04/01/2041	12,233	13,100
AL0065, 4.500%, 04/01/2041	24,446	26,506
AI1170, 5.000%, 04/01/2041	199,993	220,559
AL0214, 5.000%, 04/01/2041	14,074	15,559
AB2817, 5.000%, 04/01/2041	12,421	13,680
AB3194, 4.500%, 06/01/2041	23,267	25,140
AI4891, 4.500%, 06/01/2041	279,684	303,240
AH7395, 4.500%, 06/01/2041	10,785	11,660
AH1662, 4.500%, 07/01/2041	32,028	34,625
890603, 5.000%, 08/01/2041	80,022	88,384
AJ1959, 4.500%, 10/01/2041	623,850	676,519
AL1547, 4.500%, 11/01/2041	12,224	13,214
AJ6346, 3.500%, 12/01/2041	39,634	41,709
AJ9278, 3.500%, 12/01/2041	13,990	14,722
AX5302, 4.000%, 01/01/2042	28,936	30,961
AK2415, 4.000%, 02/01/2042	51,223	54,738
AK6744, 4.000%, 03/01/2042	81,945	87,563
AK6743, 4.000%, 03/01/2042	71,060	75,950
AK6568, 3.500%, 04/01/2042	69,998	73,662
AK9393, 3.500%, 04/01/2042	28,384	29,864
AO1214, 3.500%, 04/01/2042	171,707	180,698
AL4029, 4.500%, 04/01/2042	70,651	76,581
AL1886, 3.241% (12 Month LIBOR USD + 1.757%), 06/01/2042 (c)	36,794	37,784

AO9553, 4.000%, 07/01/2042	230,888	245,940
AL7306, 4.500%, 09/01/2042	37,912	41,104
AP8743, 3.500%, 10/01/2042	435,659	458,476
AP7363, 4.000%, 10/01/2042	280,859	299,902
AL3714, 3.500%, 01/01/2043	41,222	43,380
AL2897, 3.500%, 01/01/2043	52,093	54,819
AQ9330, 3.500%, 01/01/2043	55,500	58,399
AB7965, 3.500%, 02/01/2043	29,797	31,350
AB8897, 3.000%, 04/01/2043	333,945	343,770
AT1001, 3.500%, 04/01/2043	27,396	29,070
AT2021, 3.500%, 04/01/2043	30,763	32,374
AB9046, 3.500%, 04/01/2043	79,086	83,568
AB9341, 3.000%, 05/01/2043	53,000	54,560
AB9260, 3.500%, 05/01/2043	91,181	95,862
AR7218, 3.000%, 06/01/2043	163,554	168,366
AU1628, 3.000%, 07/01/2043	2,646	2,724
AS0205, 3.000%, 08/01/2043	185,946	191,375
AS0203, 3.000%, 08/01/2043	129,105	132,877
AU0949, 3.500%, 08/01/2043	57,794	61,775
AS0212, 3.500%, 08/01/2043	69,753	73,297
AU3751, 4.000%, 08/01/2043	150,098	160,257
AU6857, 4.000%, 09/01/2043	69,276	74,392
AS0531, 4.000%, 09/01/2043	78,878	84,222
AU4658, 4.500%, 09/01/2043	23,678	25,670
MA1600, 3.500%, 10/01/2043	40,120	42,146
AS1042, 4.000%, 11/01/2043	71,469	75,996
AS1333, 4.500%, 12/01/2043	33,162	35,621
AL4450, 4.500%, 12/01/2043	33,172	35,794
AS1559, 4.000%, 01/01/2044	41,681	44,377
AS2516, 4.500%, 05/01/2044	36,906	39,590
MA1926, 4.500%, 06/01/2044	34,321	36,842
AS2751, 4.500%, 06/01/2044	46,963	50,429
BM1761, 4.000%, 08/01/2044	259,000	276,146
AL6223, 4.500%, 08/01/2044	34,060	36,845
AX0118, 4.000%, 09/01/2044	235,681	250,389
AX2491, 4.000%, 10/01/2044	30,671	32,472
AS3467, 4.000%, 10/01/2044	44,823	47,404
AL6432, 4.000%, 01/01/2045	64,601	68,330
AL6520, 4.000%, 02/01/2045	258,292	273,481
AL9578, 4.000%, 06/01/2045	223,273	238,289
AZ0862, 3.500%, 07/01/2045	141,874	147,881
AZ0814, 3.500%, 07/01/2045	71,896	75,166
BM1953, 3.500%, 08/01/2045	149,091	156,878
AZ4775, 3.500%, 10/01/2045	41,586	43,342
CA2929, 3.500%, 12/01/2045	301,757	315,088
AS6311, 3.500%, 12/01/2045	60,177	62,722
AS6464, 3.500%, 01/01/2046	54,760	57,495
BC4114, 3.500%, 02/01/2046	365,330	380,747
BC0305, 4.000%, 03/01/2046	168,993	178,577
AS6795, 4.000%, 03/01/2046	255,912	268,721
BC0793, 3.500%, 04/01/2046	369,337	385,439
BC0835, 4.000%, 04/01/2046	301,316	318,387
AS7248, 4.000%, 05/01/2046	201,217	212,394
AS7200, 4.500%, 05/01/2046	52,628	56,042
AS7388, 3.500%, 06/01/2046	128,531	133,831
AL8735, 4.000%, 06/01/2046	297,346	314,895
AL9282, 4.000%, 06/01/2046	248,663	262,452
AS7401, 4.000%, 06/01/2046	155,362	163,831
BC7146, 3.000%, 07/01/2046	428,268	438,747
AS7580, 3.000%, 07/01/2046	358,410	367,171
AS7492, 4.000%, 07/01/2046	126,224	132,660
AS7801, 3.500%, 08/01/2046	382,373	397,841
BM3932, 3.500%, 10/01/2046	298,051	310,312
BE2975, 4.000%, 01/01/2047	275,295	291,453
AS8661, 4.000%, 01/01/2047	243,856	256,176
AS8699, 4.000%, 01/01/2047	93,095	97,797
AS8659, 4.000%, 01/01/2047	174,804	183,818
AS8700, 4.500%, 01/01/2047	88,402	93,382
MA2872, 4.500%, 01/01/2047	181,829	192,517
BE5475, 3.500%, 02/01/2047	150,605	156,305

AL9879, 3.500%, 02/01/2047	2,477,851	2,608,879
AL9916, 4.000%, 02/01/2047	314,899	331,974
AS8966, 4.000%, 03/01/2047	141,089	147,560
BD7081, 4.000%, 03/01/2047	616,128	647,234
AS8982, 4.500%, 03/01/2047	41,622	43,969
FM1000, 3.000%, 04/01/2047	117,303	120,021
MA2959, 3.500%, 04/01/2047	307,528	319,052
BD7165, 4.000%, 04/01/2047	1,996,267	2,095,849
BM5784, 3.500%, 05/01/2047	354,417	368,710
BM5348, 3.500%, 05/01/2047	164,333	170,829
AS9536, 3.500%, 05/01/2047	205,549	213,385
BM5347, 3.500%, 05/01/2047	300,140	312,208
CA0180, 3.500%, 05/01/2047	179,409	186,084
BE3619, 4.000%, 05/01/2047	444,109	466,137
MA3008, 4.500%, 05/01/2047	63,391	66,929
AS9829, 3.500%, 06/01/2047	187,127	194,094
MA3027, 4.000%, 06/01/2047	1,577,454	1,655,301
AS9831, 4.000%, 06/01/2047	327,467	343,507
BE3702, 4.000%, 06/01/2047	228,252	240,176
BE3767, 3.500%, 07/01/2047	204,329	212,041
MA3057, 3.500%, 07/01/2047	533,899	553,524
CA0062, 4.000%, 07/01/2047	300,772	315,780
MA3088, 4.000%, 08/01/2047	283,903	297,769
CA0182, 4.000%, 08/01/2047	72,410	75,814
CA0237, 4.000%, 08/01/2047	403,073	423,833
MA3121, 4.000%, 09/01/2047	470,870	493,504
MA3149, 4.000%, 10/01/2047	176,945	185,511
BH9392, 3.500%, 11/01/2047	2,307,415	2,383,129
FM1467, 3.000%, 12/01/2047	194,507	199,584
MA3210, 3.500%, 12/01/2047	486,969	504,995
BH7058, 3.500%, 12/01/2047	464,178	481,055
BJ1662, 3.500%, 12/01/2047	107,303	110,804
BM2005, 4.000%, 12/01/2047	3,326,847	3,486,626
BM3392, 4.000%, 01/01/2048	504,828	529,504
BJ8783, 3.500%, 02/01/2048	272,937	282,294
CA1535, 3.500%, 02/01/2048	106,141	109,881
CA1218, 4.500%, 02/01/2048	168,664	177,782
BJ0650, 3.500%, 03/01/2048	201,168	208,600
BM3590, 3.500%, 03/01/2048	304,024	317,047
BJ0648, 3.500%, 03/01/2048	199,873	206,932
BK2009, 4.000%, 04/01/2048	141,317	146,749
BM3900, 4.000%, 04/01/2048	255,053	267,053
CA1710, 4.500%, 05/01/2048	280,062	294,823
MA3384, 4.000%, 06/01/2048	318,363	331,628
MA3415, 4.000%, 07/01/2048	334,141	347,690
CA2204, 4.500%, 08/01/2048	1,840,038	1,940,783
MA3466, 3.500%, 09/01/2048	362,021	373,460
BM4991, 4.000%, 09/01/2048	269,357	279,577
BM2007, 4.000%, 09/01/2048	419,891	436,171
BK7608, 4.000%, 09/01/2048	207,519	215,523
CA2491, 4.500%, 10/01/2048	3,049,525	3,213,031
BM4835, 3.500%, 11/01/2048	3,454,892	3,545,960
FM1239, 3.500%, 11/01/2048	357,583	369,243
BN1628, 4.500%, 11/01/2048	1,926,522	2,025,552
MA3522, 4.500%, 11/01/2048	1,823,357	1,920,691
BM5793, 3.000%, 04/01/2049	450,489	457,467
MA3638, 4.000%, 04/01/2049	423,295	439,115
MA3686, 3.500%, 06/01/2049	273,779	281,089
FM1299, 3.000%, 07/01/2049	410,230	416,618
MA3692, 3.500%, 07/01/2049	513,959	527,718
MA3693, 4.000%, 07/01/2049	377,246	392,289
MA3744, 3.000%, 08/01/2049	536,557	545,032
BN7703, 3.000%, 08/01/2049	269,003	273,273
MA3745, 3.500%, 08/01/2049	289,718	297,420
MA3774, 3.000%, 09/01/2049	492,589	499,900
MA3775, 3.500%, 09/01/2049	479,800	493,927
MA3802, 3.000%, 10/01/2049	684,679	694,874
MA3803, 3.500%, 10/01/2049	653,298	671,734
MA3871, 3.000%, 11/01/2049	900,000	913,359
MA3834, 3.000%, 11/01/2049	488,445	495,695

MA3835, 3.500%, 11/01/2049	488,044	502,414
Fannie Mae REMICS
2012-114, 4.442% (1 Month LIBOR USD + 6.150%), 03/25/2040 (c)(e)	1,132,821	82,754
2012-70, 4.292% (1 Month LIBOR USD + 6.000%), 07/25/2042 (c)(e)	1,055,324	199,469
2012-130, 4.992% (1 Month LIBOR USD + 6.700%), 12/25/2042 (c)(e)	948,488	209,603
2012-149, 4.000%, 01/25/2043 (e)	878,525	145,153
2013-6 PS, 4.392% (1 Month LIBOR USD + 6.100%), 02/25/2043 (c)(e)	1,249,773	250,811
2013-6 SB, 4.392% (1 Month LIBOR USD + 6.100%), 02/25/2043 (c)(e)	827,340	157,983
2014-90, 4.442% (1 Month LIBOR USD + 6.150%), 01/25/2045 (c)(e)	991,875	192,798
2016-03, 4.000%, 02/25/2046 (e)	1,157,524	203,680
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	540	563
D9-6037, 5.000%, 05/01/2023	27,429	29,274
C9-0918, 5.000%, 09/01/2025	152,710	163,121
D9-7472, 5.500%, 12/01/2027	2,524	2,723
G1-4953, 3.500%, 01/01/2029	40,706	42,361
C9-1267, 5.000%, 09/01/2029	32,141	34,349
G0-1772, 5.000%, 02/01/2035	2,342	2,589
G0-1883, 5.000%, 08/01/2035	1,821	2,012
A6-8761, 5.500%, 09/01/2037	2,408	2,595
G0-3535, 5.500%, 10/01/2037	903	1,016
G0-3812, 5.500%, 02/01/2038	1,226	1,379
G0-4449, 5.500%, 07/01/2038	4,674	5,187
G0-4471, 5.500%, 07/01/2038	3,294	3,708
A8-1743, 5.500%, 09/01/2038	1,813	1,952
A8-2657, 5.500%, 10/01/2038	5,745	6,205
A8-2134, 6.000%, 10/01/2038	2,103	2,416
G0-5205, 5.000%, 01/01/2039	15,879	17,544
A8-6315, 4.500%, 05/01/2039	32,646	35,421
A8-6521, 4.500%, 05/01/2039	54,185	58,773
A9-3617, 4.500%, 08/01/2040	8,200	8,896
A9-3485, 5.000%, 08/01/2040	82,739	91,452
C0-3531, 4.000%, 10/01/2040	26,541	28,429
A9-6592, 4.000%, 02/01/2041	112,870	120,892
Q0-0285, 4.500%, 04/01/2041	9,169	9,948
Q0-0876, 4.500%, 05/01/2041	66,112	71,708
Q0-0950, 5.000%, 05/01/2041	10,086	11,036
Q0-2173, 4.500%, 07/01/2041	42,367	45,973
Q0-3705, 4.000%, 10/01/2041	18,567	19,287
Q0-4674, 4.000%, 12/01/2041	164,516	176,063
C0-3795, 3.500%, 04/01/2042	285,598	300,724
Q0-7726, 4.000%, 04/01/2042	361,245	386,792
Q0-9004, 3.500%, 06/01/2042	30,190	31,789
C0-9004, 3.500%, 07/01/2042	33,844	35,678
Q0-9896, 3.500%, 08/01/2042	42,765	45,030
Q1-1348, 3.500%, 09/01/2042	62,422	65,729
Q1-4869, 3.000%, 01/01/2043	87,716	90,558
Q1-8305, 3.500%, 05/01/2043	31,428	33,070
Q1-9475, 3.500%, 06/01/2043	64,085	67,484
G6-0030, 3.500%, 07/01/2043	149,645	157,669
Q2-0857, 3.500%, 08/01/2043	31,710	33,761
Q2-0780, 3.500%, 08/01/2043	45,471	48,278
G0-8541, 3.500%, 08/01/2043	65,209	68,591
G0-7459, 3.500%, 08/01/2043	33,531	35,306
V8-0509, 4.000%, 10/01/2043	38,912	41,494
G6-0174, 4.000%, 10/01/2043	85,795	91,912
G0-8558, 4.000%, 11/01/2043	50,640	53,830
Q2-6367, 4.000%, 05/01/2044	10,927	11,640
Q2-5885, 4.500%, 05/01/2044	48,089	51,088
Q2-6513, 4.500%, 06/01/2044	30,564	32,817
Q2-9916, 4.000%, 11/01/2044	68,570	72,512
Q4-5219, 3.500%, 01/01/2045	246,234	257,149
G0-7961, 3.500%, 03/01/2045	51,950	54,569
G0-8633, 4.000%, 03/01/2045	102,090	108,048
G0-8636, 3.500%, 04/01/2045	77,113	80,426
G0-8637, 4.000%, 04/01/2045	62,188	65,816
Q3-3869, 4.000%, 06/01/2045	27,576	29,186
G0-8659, 3.500%, 08/01/2045	212,447	221,560
Q3-5225, 3.500%, 08/01/2045	44,015	45,904
G0-8660, 4.000%, 08/01/2045	228,517	241,838

V8-1873, 4.000%, 08/01/2045	53,242	56,346
V8-1992, 4.000%, 10/01/2045	238,522	252,426
G0-8672, 4.000%, 10/01/2045	43,612	46,157
G0-8676, 3.500%, 11/01/2045	95,681	99,846
G6-0480, 4.500%, 11/01/2045	30,842	33,202
G0-8681, 3.500%, 12/01/2045	69,890	72,932
G0-8682, 4.000%, 12/01/2045	77,082	81,577
Q3-8470, 4.000%, 01/01/2046	47,458	49,853
Q3-8473, 4.000%, 01/01/2046	80,821	85,535
G0-8694, 4.000%, 02/01/2046	47,730	50,496
Q3-9434, 3.500%, 03/01/2046	15,313	15,987
Q3-9644, 3.500%, 03/01/2046	382,167	398,579
G0-8693, 3.500%, 03/01/2046	16,653	17,367
Q3-9438, 4.000%, 03/01/2046	240,954	254,762
G0-8699, 4.000%, 03/01/2046	126,033	133,248
G0-8702, 3.500%, 04/01/2046	171,414	178,673
Q4-0718, 3.500%, 05/01/2046	460,714	479,505
G0-8706, 3.500%, 05/01/2046	80,047	83,419
Q4-0375, 3.500%, 05/01/2046	106,827	111,349
G0-8708, 4.500%, 05/01/2046	92,263	98,558
Q4-1208, 3.500%, 06/01/2046	215,247	224,268
Q4-5458, 4.000%, 08/01/2046	170,266	180,100
G0-8735, 4.500%, 10/01/2046	131,435	139,352
G0-8743, 4.000%, 01/01/2047	107,657	113,261
Q4-6279, 3.500%, 02/01/2047	166,227	173,012
Q4-6283, 4.000%, 02/01/2047	219,057	230,330
G0-8752, 4.000%, 03/01/2047	73,258	77,010
Q4-6539, 4.500%, 03/01/2047	39,217	41,319
G0-8757, 3.500%, 04/01/2047	36,371	37,803
G0-8758, 4.000%, 04/01/2047	578,041	607,405
G0-8759, 4.500%, 04/01/2047	58,423	61,712
G0-8762, 4.000%, 05/01/2047	466,078	489,613
V8-3204, 4.500%, 05/01/2047	121,144	128,105
G0-8767, 4.000%, 06/01/2047	383,097	402,333
Q4-9100, 4.000%, 07/01/2047	366,550	384,535
Q4-9394, 4.500%, 07/01/2047	263,357	277,498
Q4-9888, 3.500%, 08/01/2047	184,645	191,521
Q5-0035, 3.500%, 08/01/2047	248,018	257,396
G0-8774, 3.500%, 08/01/2047	232,877	241,657
G6-1228, 4.000%, 08/01/2047	399,032	420,408
G0-8775, 4.000%, 08/01/2047	499,335	524,006
G0-8779, 3.500%, 09/01/2047	799,874	830,252
G0-8785, 4.000%, 10/01/2047	384,863	403,637
G6-1631, 3.500%, 11/01/2047	429,918	447,747
Q5-2319, 3.500%, 11/01/2047	62,373	64,785
G0-8789, 4.000%, 11/01/2047	162,284	170,367
G6-1467, 4.000%, 11/01/2047	597,166	622,737
G6-1281, 3.500%, 01/01/2048	247,439	257,269
Q5-4463, 4.000%, 02/01/2048	214,632	226,336
G0-8801, 4.000%, 02/01/2048	240,216	251,373
G6-7710, 3.500%, 03/01/2048	395,772	413,328
G0-8805, 4.000%, 03/01/2048	286,287	300,573
G0-8814, 4.000%, 05/01/2048	150,550	157,403
G0-8831, 4.000%, 08/01/2048	71,849	74,708
G6-1578, 4.500%, 08/01/2048	2,858,899	3,005,550
G6-1606, 4.500%, 09/01/2048	1,883,828	1,986,409
Q5-9893, 4.000%, 11/01/2048	1,456,286	1,518,233
G6-1840, 4.000%, 12/01/2048	142,807	149,100
G0-8853, 4.500%, 12/01/2048	1,827,361	1,920,642
Q6-1925, 4.000%, 03/01/2049	110,466	115,013
G0-8887, 3.000%, 06/01/2049	1,912,140	1,943,433
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.516%, 08/25/2029 (d)(e)	1,985,000	238,837
Freddie Mac Pool
ZT-1955, 3.000%, 05/01/2049	289,225	293,771
ZT-2090, 3.000%, 06/01/2049	494,519	502,328
QA-0192, 3.500%, 06/01/2049	681,492	701,714
SD-8004, 3.000%, 08/01/2049	488,721	495,975
RA-1313, 3.000%, 08/01/2049	212,840	216,239
SD-8010, 3.000%, 09/01/2049	295,741	300,465

SD-8016, 3.000%, 10/01/2049	347,067	352,606
SD-8030, 3.000%, 12/01/2049	350,000	355,250
Freddie Mac REMICS
4610, 3.000%, 06/15/2041 (e)	2,611,893	153,640
4073, 4.235% (1 Month LIBOR USD + 6.000%), 07/15/2042 (c)(e)	1,050,697	196,062
4122, 4.000%, 10/15/2042 (e)	1,091,359	171,184
4159, 4.385% (1 Month LIBOR USD + 6.150%), 01/15/2043 (c)(e)	530,472	109,466
4459, 4.000%, 08/15/2043 (e)	994,476	142,573
4583, 4.235% (1 Month LIBOR USD + 6.000%), 05/15/2046 (c)(e)	1,129,756	199,833
4623, 4.235% (1 Month LIBOR USD + 6.000%), 10/15/2046 (c)(e)	851,049	197,478
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 5.158% (1 Month LIBOR USD + 3.450%), 10/25/2029 (c)	930,000	991,485
2017-HQA2, 4.358% (1 Month LIBOR USD + 2.650%), 12/25/2029 (c)	500,000	513,023
2017-DNA3, 4.208% (1 Month LIBOR USD + 2.500%), 03/25/2030 (c)	285,000	293,400
2017-HQA3, 4.058% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)	1,259,174	1,283,814
2018-DNA1, 3.508% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)	570,000	570,112
2018-HQA1, 4.008% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)	970,000	979,355
Ginnie Mae
#TBA, 3.000%, 12/15/2042	1,150,000	1,181,984
#TBA, 3.500%, 12/15/2042	425,000	439,280
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	55,347	58,440
MA0783M, 3.500%, 02/20/2043	76,694	81,026
784689C, 3.500%, 04/20/2043	2,782,867	2,932,124
MA0934M, 3.500%, 04/20/2043	55,858	59,151
MA1376M, 4.000%, 10/20/2043	82,419	87,792
MA1861M, 3.875% (1 Year CMT Rate + 1.500%), 04/20/2044 (c)	140,873	144,940
MA2893M, 4.000%, 06/20/2045	39,723	42,183
MA3035M, 4.000%, 08/20/2045	23,197	24,632
MA3245M, 4.000%, 11/20/2045	99,602	105,335
MA3663M, 3.500%, 05/20/2046	141,177	147,444
MA3803M, 3.500%, 07/20/2046	56,761	59,259
MA4510M, 3.500%, 06/20/2047	269,112	279,423
MA4511M, 4.000%, 06/20/2047	120,364	126,192
MA4586M, 3.500%, 07/20/2047	370,884	384,741
MA4652M, 3.500%, 08/20/2047	248,749	258,415
MA4778M, 3.500%, 10/20/2047	53,922	55,980
MA4900M, 3.500%, 12/20/2047	195,020	201,879
MA4962M, 3.500%, 01/20/2048	239,818	248,521
MA5263M, 3.500%, 06/20/2048	66,587	68,900
MA5529M, 4.500%, 10/20/2048	1,633,499	1,718,400
MA5530M, 5.000%, 10/20/2048	1,552,683	1,634,554
MA5816M, 3.500%, 03/20/2049	202,796	209,809
MA5986M, 4.000%, 06/20/2049	819,898	852,452
MA6039M, 3.500%, 07/20/2049	395,406	409,141
MA6283M, 3.000%, 11/20/2049	375,000	385,805
Government National Mortgage Association
2016-91, 4.356% (1 Month LIBOR USD + 6.080%), 07/20/2046 (c)(e)	886,862	190,116
2012-147, 2.599%, 04/16/2054 (d)	88,813	90,615
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $112,868,741)		115,210,784

MUNICIPAL BONDS - 0.37%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	35,138
California Health Facilities Financing Authority
2.584%, 06/01/2029	210,000	211,012
2.704%, 06/01/2030	320,000	321,904
2.864%, 06/01/2031	425,000	430,406
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	284,542
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	206,677
TOTAL MUNICIPAL BONDS (Cost $1,453,275)		1,489,679

U.S. GOVERNMENT AGENCY ISSUES - 0.11%
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	448,074
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $395,907)		448,074

U.S. GOVERNMENT NOTES/BONDS - 18.26%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2022	4,592,600	4,559,189
0.750%, 07/15/2028	4,584,548	4,812,422
2.125%, 02/15/2040	2,055,119	2,722,964
1.375%, 02/15/2044	661,014	794,355
United States Treasury Note/Bond
2.500%, 02/28/2021	1,015,400	1,025,395
2.500%, 02/15/2022	3,022,000	3,079,312
2.250%, 04/15/2022	13,490,000	13,690,242
1.500%, 10/31/2024 (f)	510,000	506,882
2.875%, 05/31/2025	6,040,000	6,421,275
1.625%, 10/31/2026	1,378,000	1,368,661
2.750%, 02/15/2028	1,720,000	1,851,788
1.625%, 08/15/2029	3,572,300	3,519,971
4.500%, 02/15/2036	5,015,000	6,796,501
4.625%, 02/15/2040	416,800	591,221
4.375%, 05/15/2040	1,552,300	2,139,445
2.750%, 08/15/2042	2,325,000	2,562,359
2.875%, 05/15/2043	1,260,200	1,418,070
3.125%, 08/15/2044	80,400	94,607
2.500%, 02/15/2045	18,000	19,026
3.000%, 05/15/2045	865,000	1,000,123
2.500%, 02/15/2046	513,300	543,025
2.500%, 05/15/2046	3,575,000	3,783,425
2.250%, 08/15/2046	464,200	467,799
3.000%, 05/15/2047	440,000	512,437
2.750%, 08/15/2047	210,000	233,629
2.750%, 11/15/2047	3,308,900	3,683,607
3.000%, 02/15/2048	565,000	659,207
3.125%, 05/15/2048	986,600	1,178,910
3.000%, 08/15/2048	345,900	404,277
2.250%, 08/15/2049	2,779,000	2,806,302
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $70,017,516)		73,246,426

	Shares
EXCHANGE-TRADED FUNDS - 2.00%
SPDR Bloomberg Barclays High Yield Bond ETF (f)	38,300	4,149,422
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (f)	144,707	3,862,230
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,917,900)		8,011,652

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 8.02%
Money Market Fund - 8.02%
Mount Vernon Liquid Assets Portfolio, LLC, 1.810% (g)	32,155,808	32,155,808
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $32,155,808)		32,155,808

SHORT-TERM INVESTMENTS - 1.60%
First American Government Obligations Fund, Class X, 1.559% (g)	6,416,779	6,416,779
TOTAL SHORT-TERM INVESTMENTS (Cost $6,416,779)		6,416,779

Total Investments (Cost $424,995,517) - 108.91%		436,846,183
Liabilities in Excess of Other Assets - (8.91)%		(35,723,732)
TOTAL NET ASSETS - 100.00%		$401,122,451

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2019.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at November 30, 2019. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2019. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of November 30, 2019. Total value of securities out on loan is $31,476,431.
(g)	The rate shown represents the seven day yield at November 30, 2019.
(h)	Perpetual maturity. The date referenced is the next call date.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2019 (Unaudited)

				Value/Unrealized
	Number	Expiration	Notional	Appreciation
	of Contracts	Month	Amount	(Depreciation)
Futures Contracts Purchased
10 Year U.S. Treasury Note	101	March 2020	$10,286,311	$(38,075)
2 Year U.S. Treasury Note	35	March 2020	7,128,234	1,588
5 Year U.S. Treasury Note	214	March 2020	21,752,434	(8,706)
U.S. Treasury Long Bond	35	March 2020	4,720,421	(31,007)
Total Futures Contracts Purchased				$(76,200)

Futures Contracts Sold
CME Ultra Long Term U.S. Treasury Bond	(34)	March 2020	(3,919,456)	$32,610
Total Futures Contracts Sold				$32,610

The accompanying notes are an integral part of these schedule of investments.

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.26%
Accommodation - 0.21%
GreenTree Hospitality Group Ltd. - ADR	3,629	$36,689
Hyatt Hotels Corp. - Class A (c)	2,079	167,983
Marcus Corp.	1,064	33,473
Melco Resorts & Entertainment Ltd. - ADR	10,738	228,505
Sands China Ltd. - ADR	9,970	472,877
Whitbread PLC - ADR	33,082	504,170
Wynn Macau Ltd. - ADR (c)	19,146	418,723
		1,862,420
Administration of Economic Programs - 0.01%
Centrais Electricas Brasileiras SA - ADR	7,529	61,888
Administration of Human Resource Programs - 0.03%
Hailiang Education Group, Inc. - ADR (a)	3,738	245,961
Administrative and Support Services - 1.59%
ABM Industries, Inc. (c)	4,348	165,181
Automatic Data Processing, Inc.	3,289	561,695
BG Staffing, Inc.	5,589	120,722
Bilibili, Inc. - ADR (a)(c)	9,294	160,600
Booking Holdings, Inc. (a)	207	394,134
Cardtronics PLC - Class A (a)(b)(c)	2,146	90,604
Cass Information Systems, Inc. (c)	6,821	385,182
CorVel Corp. (a)	1,806	149,013
Criteo SA - ADR (a)	8,460	151,011
Deutsche Post AG - ADR	5,783	215,350
DHI Group, Inc. (a)	24,216	81,608
Donnelley Financial Solutions, Inc. (a)	3,352	33,654
Essity AB - ADR	44,729	1,408,829
Everi Holdings, Inc. (a)	12,576	169,399
FleetCor Technologies, Inc. (a)	1,698	521,150
Grupo Aeroportuario del Pacifico SAB de CV - ADR	703	71,130
Heidrick & Struggles International, Inc.	3,962	122,901
HMS Holdings Corp. (a)	11,632	351,286
I3 Verticals, Inc. - Class A (a)(c)	3,065	83,736
JinkoSolar Holding Co. Ltd. - ADR (a)(c)	6,867	126,009
Kelly Services, Inc. - Class A	11,271	246,948
Kforce, Inc. (c)	8,370	330,782
ManpowerGroup, Inc.	4,589	425,125
ManTech International Corp. - Class A	4,246	329,405
MasterCard, Inc. - Class A	11,773	3,440,425
QIWI PLC - ADR (c)	7,849	155,567
Rakuten, Inc. - ADR	71,302	612,841
Randstad NV - ADR	5,824	168,983
Robert Half International, Inc.	2,785	162,087
Secom Co. Ltd. - ADR	40,158	851,751
Teladoc Health, Inc. (a)(c)	6,053	506,879
Teleperformance - ADR (c)	3,257	384,749
Trip.com Group Ltd. - ADR (a)(c)	2,082	69,206
TrueBlue, Inc. (a)	11,247	262,168
TTEC Holdings, Inc.	3,384	155,427
Tuniu Corp. - ADR (a)	13,839	35,013
Vectrus, Inc. (a)	3,611	183,944
Waddell & Reed Financial, Inc. - Class A (c)	17,622	284,595
WNS Holdings Ltd. - ADR (a)	578	36,483
		14,005,572
Air Transportation - 0.58%
Air China Ltd. - ADR	438	8,004
Air France-KLM - ADR (a)	19,447	226,558
Alaska Air Group, Inc.	2,660	183,567
American Airlines Group, Inc. (c)	8,369	240,525
ANA Holdings, Inc. - ADR	62,540	438,405
Cathay Pacific Airways Ltd. - ADR (c)	42,168	281,050
China Southern Airlines Co. Ltd. - ADR	245	7,703
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	2,125	22,206
Delta Air Lines, Inc.	17,138	982,179
Japan Airlines Co. Ltd. - ADR	39,902	619,479
JetBlue Airways Corp. (a)(c)	18,258	351,832
Mesa Air Group, Inc. (a)	9,888	71,886
SkyWest, Inc.	7,725	483,894
Spirit Airlines, Inc. (a)(c)	6,176	241,296
United Airlines Holdings, Inc. (a)	10,656	988,876
		5,147,460
Ambulatory Health Care Services - 0.38%
Addus HomeCare Corp. (a)(c)	3,280	305,729
Amedisys, Inc. (a)	2,172	353,949
Apollo Medical Holdings, Inc. (a)	2,388	43,629

CareDx, Inc. (a)(c)	5,564	114,173
Joint Corp. (a)	4,082	78,171
Kura Oncology, Inc. (a)(c)	7,783	124,061
Laboratory Corp. of America Holdings (a)	1,208	208,126
LHC Group, Inc. (a)(c)	2,795	372,853
Medpace Holdings, Inc. (a)	4,142	317,568
Novocure Ltd. (a)(b)	4,414	406,883
OrthoPediatrics Corp. (a)(c)	3,010	118,413
Pennant Group, Inc. (a)	3,352	78,504
RadNet, Inc. (a)	6,115	117,163
Sonic Healthcare Ltd. - ADR	29,791	610,715
US Physical Therapy, Inc. (c)	605	70,700
		3,320,637
Amusement, Gambling, and Recreation Industries - 0.01%
SeaWorld Entertainment, Inc. (a)(c)	4,454	130,413
Animal Production and Aquaculture - 0.02%
Cal-Maine Foods, Inc. (a)	873	38,002
JBS SA - ADR (c)	9,847	131,359
		169,361
Apparel Manufacturing - 0.23%
Burberry Group PLC - ADR (c)	9,449	261,454
Columbia Sportswear Co.	4,979	460,557
Hanesbrands, Inc. (c)	11,396	171,738
Lululemon Athletica, Inc. (a)(c)	4,057	915,624
Oxford Industries, Inc.	561	41,750
Under Armour, Inc. - Class C (a)	9,334	161,478
		2,012,601
Beverage and Tobacco Product Manufacturing - 1.58%
Boston Beer Co., Inc. - Class A (a)	250	96,080
C&C Group PLC - ADR	32,331	474,619
Carlsberg A/S - ADR	54,449	1,571,943
Cia Cervecerias Unidas SA - ADR	22,690	419,992
Coca-Cola Bottlers Japan Holdings, Inc. - ADR	53,939	645,650
Coca-Cola Consolidated, Inc.	277	74,834
Coca-Cola Femsa SAB de CV - ADR	5,106	295,178
Diageo PLC - ADR	12,486	2,040,712
Embotelladora Andina SA - Class A - ADR	2,259	29,887
Embotelladora Andina SA - Class B - ADR	11,883	181,572
Fomento Economico Mexicano SAB de CV - ADR	1,251	113,753
Heineken Holding NV - ADR	3,445	165,773
Japan Tobacco, Inc. - ADR (c)	147,332	1,675,164
Kirin Holdings Co. Ltd. - ADR (c)	43,031	964,755
Molson Coors Brewing Co. - Class B (c)	9,778	493,593
PepsiCo, Inc.	20,276	2,754,089
Philip Morris International, Inc.	16,535	1,371,248
Swedish Match AB - ADR	16,418	393,950
Tsingtao Brewery Co. Ltd. - ADR	1,631	50,553
Turning Point Brands, Inc. (c)	2,906	80,235
		13,893,580
Broadcasting (except Internet) - 1.93%
Altice USA, Inc. - Class A (a)	29,873	764,151
AMC Networks, Inc. - Class A (a)(c)	13,216	507,891
Cable One, Inc.	1,116	1,713,060
Central European Media Enterprises Ltd. - Class A (a)(b)	24,162	108,729
Comcast Corp. - Class A	88,987	3,928,775
Discovery, Inc. - Class A (a)(c)	47,517	1,565,210
Discovery, Inc. - Class C (a)	53,974	1,647,286
DISH Network Corp. - Class A (a)(c)	26,910	919,515
EW Scripps Co. - Class A (c)	11,939	178,130
Gray Television, Inc. (a)(c)	11,846	239,763
Ideanomics, Inc. (a)	23,761	21,630
Liberty Media Corp-Liberty Braves (a)	3,855	109,097
MSG Networks, Inc. - Class A (a)(c)	10,249	166,444
Nexstar Media Group, Inc. - Class A (c)	13,256	1,427,804
Qurate Retail, Inc. - Class A (a)(c)	47,775	451,952
Roku, Inc. (a)(c)	2,779	445,668
Sinclair Broadcast Group, Inc. - Class A	24,715	860,823
Walt Disney Co.	12,181	1,846,396
WideOpenWest, Inc. (a)(c)	14,938	91,570
		16,993,894
Building Material and Garden Equipment and Supplies Dealers - 0.39%
BMC Stock Holdings, Inc. (a)	31,262	925,668
Home Depot, Inc.	11,595	2,556,813
		3,482,481
Chemical Manufacturing - 8.47%
Abbott Laboratories	25,454	2,175,044
Abcam PLC - ADR	883	15,470
Acorda Therapeutics, Inc. (a)	12,837	20,539
Air Liquide SA - ADR	21,528	582,871
Air Products & Chemicals, Inc.	4,003	946,029
Alexion Pharmaceuticals, Inc. (a)	10,727	1,222,234
Allergan PLC (b)	9,500	1,756,930

AMAG Pharmaceuticals, Inc. (a)(c)	3,355	35,731
Amgen, Inc.	8,571	2,011,785
Amphastar Pharmaceuticals, Inc. (a)	8,267	161,289
ANI Pharmaceuticals, Inc. (a)	2,573	158,548
Antares Pharma, Inc. (a)	46,109	218,096
Aratana Therapeutics, Inc. (a)	18,388	4,597
Arena Pharmaceuticals, Inc. (a)(c)	5,235	248,034
Arkema SA - ADR	2,558	264,548
Astellas Pharma, Inc. - ADR	55,147	938,050
AstraZeneca PLC - ADR	39,126	1,896,828
Audentes Therapeutics, Inc. (a)(c)	4,535	131,651
Bayer AG - ADR	34,981	660,441
BioDelivery Sciences International, Inc. (a)(c)	18,870	128,693
Biogen, Inc. (a)	3,864	1,158,466
BioSpecifics Technologies Corp. (a)	3,517	193,435
Bristol-Myers Squibb Co. (c)	17,717	1,008,806
Catalent, Inc. (a)	8,458	439,731
Catalyst Pharmaceuticals, Inc. (a)	13,700	63,568
Celanese Corp.	1,398	175,547
Chemours Co. (c)	12,144	191,754
Church & Dwight Co., Inc.	3,368	236,568
Clinuvel Pharmaceuticals Ltd. - ADR	18,455	346,585
Corcept Therapeutics, Inc. (a)(c)	8,802	112,930
Covestro AG - ADR	12,377	289,795
CSL Ltd. - ADR	12,153	1,170,091
D&L Industries, Inc. - ADR	14,473	59,773
Daiichi Sankyo Co. Ltd. - ADR	22,178	1,409,634
Denali Therapeutics, Inc. (a)(c)	7,105	126,398
Dr Reddy's Laboratories Ltd. - ADR	4,966	202,216
Eagle Pharmaceuticals, Inc. (a)	802	46,901
Ecolab, Inc.	5,426	1,012,871
Eisai Co. Ltd. - ADR (c)	7,574	562,900
Eli Lilly & Co.	11,573	1,358,092
Enanta Pharmaceuticals, Inc. (a)	2,573	163,797
Endo International PLC (a)(b)	24,456	124,236
Esperion Therapeutics, Inc. (a)	1,930	99,125
Estee Lauder Cos., Inc. - Class A (c)	2,062	403,059
Fate Therapeutics, Inc. (a)	5,820	90,908
FMC Corp.	7,356	720,594
Galectin Therapeutics, Inc. (a)	11,771	38,020
Genetic Technologies Ltd. - ADR (a)	2,167	4,009
Gilead Sciences, Inc.	3,330	223,909
GlaxoSmithKline PLC - ADR (c)	63,308	2,879,248
Global Blood Therapeutics, Inc. (a)(c)	3,684	244,986
GW Pharmaceuticals PLC - ADR (a)(c)	2,105	214,942
H Lundbeck A/S - ADR (c)	4,784	183,036
Huntsman Corp.	7,947	179,761
Hypera SA - ADR	10,211	80,054
Immutep Ltd. - ADR (a)	56,365	95,257
Incyte Corp. Ltd. (a)	5,417	510,065
Innoviva, Inc. (a)	17,143	231,088
Inter Parfums, Inc.	2,671	188,279
Intercept Pharmaceuticals, Inc. (a)(c)	568	61,554
Ionis Pharmaceuticals, Inc. (a)	9,369	599,241
Jazz Pharmaceuticals PLC (a)(b)	4,223	638,180
Johnson & Johnson	22,127	3,042,241
KalVista Pharmaceuticals, Inc. (a)	4,747	68,737
Kao Corp. - ADR	107,406	1,693,794
Kimberly-Clark Corp.	5,605	764,186
Koninklijke DSM NV - ADR	15,200	487,266
Kose Corp. - ADR	24,931	793,429
Krystal Biotech, Inc. (a)	1,486	83,974
Kuraray Co. Ltd. - ADR	13,430	488,986
Lantheus Holdings, Inc. (a)	7,816	163,354
Lifevantage Corp. (a)	8,504	128,155
Linde PLC (b)(c)	2,681	552,849
Lonza Group AG - ADR	10,635	360,846
L'Oreal SA - ADR	28,945	1,651,602
Madrigal Pharmaceuticals, Inc. (a)	834	92,315
Magenta Therapeutics, Inc. (a)	3,811	50,458
Mallinckrodt PLC (a)(b)(c)	8,212	30,959
Merck & Co., Inc.	34,395	2,998,556
Merck KGaA - ADR	23,005	537,167
Minerva Neurosciences, Inc. (a)	5,404	33,775
Mitsubishi Tanabe Pharma Corp. - ADR	20,812	381,931
Mylan NV (a)(b)(c)	10,126	190,166
Nektar Therapeutics (a)(c)	8,801	178,572
Novartis AG - ADR (c)	71,886	6,635,079
Novo Nordisk A/S - ADR	30,945	1,737,562
Novozymes A/S - ADR	7,232	345,256
Olin Corp.	9,401	164,706
Ono Pharmaceutical Co. Ltd. - ADR	60,623	460,129

Otsuka Holdings Co. Ltd. - ADR	22,752	494,856
Pacira BioSciences, Inc. (a)	1,941	89,713
PDL BioPharma, Inc. (a)(c)	56,872	176,303
PetIQ, Inc. (a)(c)	4,457	102,511
Pfizer, Inc.	88,004	3,389,914
PTC Therapeutics, Inc. (a)	4,523	212,400
Quidel Corp. (a)	3,241	222,397
Ra Pharmaceuticals, Inc. (a)(c)	4,229	197,621
Redhill Biopharma Ltd. - ADR (a)	5,433	37,216
Regeneron Pharmaceuticals, Inc. (a)	1,125	415,125
REGENXBIO, Inc. (a)(c)	2,303	96,404
Repligen Corp. (a)(c)	5,702	506,053
Rogers Corp. (a)(c)	1,217	158,234
Sanofi - ADR	35,254	1,645,657
Santen Pharmaceutical Co. Ltd. - ADR	36,994	700,296
Sarepta Therapeutics, Inc. (a)(c)	1,307	147,024
Shin-Etsu Chemical Co. Ltd. - ADR	66,478	1,794,240
Shionogi & Co Ltd. - ADR	43,796	648,071
Shiseido Co. Ltd. - ADR	22,216	1,609,771
SIGA Technologies, Inc. (a)(c)	7,333	35,932
Starpharma Holdings Ltd. - ADR (a)	4,304	39,683
Stepan Co.	1,778	172,288
Sumitomo Chemical Co. Ltd. - ADR	21,727	492,986
Sysmex Corp. - ADR	6,365	220,579
Takeda Pharmaceutical Co. Ltd. - ADR (c)	33,847	687,094
Teijin Ltd. - ADR (c)	34,021	658,307
Teva Pharmaceutical Industries Ltd. - ADR (a)(c)	21,636	225,447
THERAPIX BIOSCIENCES Ltd. - ADR (a)	5,684	8,867
Toray Industries, Inc. - ADR	47,065	620,528
Trex Co., Inc. (a)(c)	503	43,288
Trinity Biotech PLC - ADR (a)	97,114	97,114
UCB SA - ADR	2,184	88,801
Vanda Pharmaceuticals, Inc. (a)	12,596	210,731
Veracyte, Inc. (a)	6,441	184,986
Vericel Corp. (a)(c)	6,292	117,409
Vertex Pharmaceuticals, Inc. (a)	1,277	283,175
West Pharmaceutical Services, Inc. (c)	2,414	354,930
Xencor, Inc. (a)(c)	4,900	193,060
Yara International ASA - ADR	3,387	63,625
Zoetis, Inc.	11,384	1,372,000
		74,647,503
Clothing and Clothing Accessories Stores - 1.23%
Abercrombie & Fitch Co. - Class A (c)	5,274	84,226
ASOS PLC - ADR (a)	474	19,605
Citi Trends, Inc.	11,126	228,417
Fast Retailing Co. Ltd. - ADR	23,824	1,453,979
Foot Locker, Inc.	11,253	450,683
Gap, Inc. (c)	28,586	474,813
Genesco, Inc. (a)(c)	4,232	157,176
Hennes & Mauritz AB - ADR	251,360	957,682
J. Jill, Inc. (c)	53,719	93,471
L Brands, Inc.	13,836	264,821
LVMH Moet Hennessy Louis Vuitton SE - ADR	25,445	2,272,657
Mr Price Group Ltd. - ADR	20,336	243,635
Nordstrom, Inc. (c)	10,670	407,274
Pandora A/S - ADR	40,525	406,061
Ross Stores, Inc.	6,962	808,636
Shoe Carnival, Inc. (c)	6,315	224,183
Tilly's, Inc. - Class A	12,743	125,646
TJX Cos., Inc.	22,940	1,402,322
Urban Outfitters, Inc. (a)(c)	22,996	590,077
Zumiez, Inc. (a)	5,272	155,735
		10,821,099
Computer and Electronic Product Manufacturing - 8.50%
AAC Technologies Holdings, Inc. - ADR	5,443	37,938
Advanced Micro Devices, Inc. (a)	11,930	467,060
Agilent Technologies, Inc.	9,097	734,765
Alphabet, Inc. - Class C (a)	1,099	1,434,151
Analog Devices, Inc. (c)	5,001	564,863
Apple, Inc.	43,268	11,563,373
ASE Technology Holding Co Ltd. - ADR	29,892	146,172
ASM Pacific Technology Ltd. - ADR (c)	5,023	197,605
AU Optronics Corp. - ADR	2,777	7,803
AVX Corp. (c)	32,714	665,730
Benchmark Electronics, Inc. (c)	8,071	278,207
Broadcom, Inc.	6,969	2,203,668
Bruker Corp.	15,996	818,835
Cabot Microelectronics Corp.	672	89,652
Casio Computer Co. Ltd. - ADR	1,688	321,682
ChipMOS Technologies, Inc. - ADR	12,298	274,860
Ciena Corp. (a)	14,339	544,308
Cirrus Logic, Inc. (a)	5,979	428,694

Cisco Systems, Inc.	94,474	4,280,616
Consolidated-Tomoka Land Co.	2,377	149,014
CTS Corp.	13,047	357,227
Cypress Semiconductor Corp.	36,324	851,798
Danaher Corp. (c)	12,908	1,884,310
Daqo New Energy Corp. - ADR (a)	869	33,092
Digi International, Inc. (a)	5,932	105,827
Diodes, Inc. (a)(c)	12,729	587,316
Dolby Laboratories, Inc. - Class A	12,333	849,497
Enphase Energy, Inc. (a)(c)	3,366	73,614
FormFactor, Inc. (a)(c)	17,742	410,550
Fossil Group, Inc. (a)(c)	10,676	79,963
Hitachi Ltd. - ADR	21,204	1,668,755
Hoya Corp. - ADR	16,056	1,472,335
HP, Inc.	8,187	164,395
Ichor Holdings Ltd. (a)(b)	3,940	124,307
Ingenico Group SA - ADR (c)	20,590	438,485
Intel Corp.	52,476	3,046,233
Jabil, Inc. (c)	23,032	894,563
Johnson Controls International PLC (b)	38,725	1,658,592
Juniper Networks, Inc.	25,600	641,536
KEMET Corp.	8,692	232,250
Keysight Technologies, Inc. (a)	9,111	975,150
Kyocera Corp. - ADR	19,732	1,346,314
L3Harris Technologies, Inc.	1,194	240,101
Lam Research Corp.	5,469	1,459,293
LG Display Co. Ltd. - ADR (a)	6,001	37,386
Logitech International SA (b)	995	43,342
Masimo Corp. (a)	2,262	350,768
Medtronic PLC (b)	27,703	3,085,836
Micron Technology, Inc. (a)	27,236	1,293,982
MongoDB, Inc. (a)(c)	3,238	481,491
Moog, Inc. - Class A	3,379	290,155
Motorola Solutions, Inc.	8,084	1,352,453
MTS Systems Corp.	4,065	184,632
Napco Security Technologies, Inc. (a)	4,186	130,813
NetApp, Inc.	4,670	282,955
Nitto Denko Corp. - ADR (c)	25,729	724,271
Omron Corp. - ADR	17,314	1,017,717
ON Semiconductor Corp. (a)	24,191	519,381
OSI Systems, Inc. (a)	3,074	305,832
Panasonic Corp. - ADR	47,958	449,366
Photronics, Inc. (a)	15,853	186,431
Qorvo, Inc. (a)	5,733	597,436
QUALCOMM, Inc.	12,752	1,065,430
Rohm Co. Ltd. - ADR	12,268	515,501
Sanmina Corp. (a)	5,440	173,046
Seiko Epson Corp. - ADR	110,394	842,306
Sharp Corp. - ADR	105,769	399,796
Skyworks Solutions, Inc.	9,221	906,424
SMART Global Holdings, Inc. (a)(b)	4,901	150,951
Sony Corp. - ADR (c)	31,950	2,028,187
Stratasys Ltd. (a)(b)(c)	6,031	111,212
Sumitomo Electric Industries Ltd. - ADR	25,493	381,375
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	54,923	2,915,862
TDK Corp. - ADR (c)	4,803	508,253
Tech Data Corp. (a)	5,389	780,812
Telefonaktiebolaget LM Ericsson - ADR (c)	47,647	430,729
Teradyne, Inc.	12,130	759,217
Texas Instruments, Inc.	5,689	683,875
Thermo Fisher Scientific, Inc.	6,946	2,180,698
Toshiba Corp. - ADR	26,675	477,216
Trimble, Inc. (a)	8,347	338,304
United Microelectronics Corp. - ADR	41,320	100,821
Universal Display Corp.	2,587	502,447
Vishay Intertechnology, Inc. (c)	15,240	303,124
Vishay Precision Group, Inc. (a)	2,178	74,945
Vocera Communications, Inc. (a)	1,592	34,546
Western Digital Corp.	2,747	138,257
Xilinx, Inc.	8,027	744,745
Xperi Corp.	10,227	202,392
Zebra Technologies Corp. - Class A (a)	3,949	990,962
ZTE Corp. - ADR (a)	6,946	36,744
		74,916,923
Construction of Buildings - 1.21%
ACS Actividades de Construccion y Servicios SA - ADR (a)	103,244	799,109
China State Construction International Holdings Ltd. - ADR	146	5,792
Daito Trust Construction Co. Ltd. - ADR	9,472	289,180
Daiwa House Industry Co. Ltd. - ADR	13,206	404,368
DR Horton, Inc.	14,185	785,140
KB Home (c)	10,282	355,552
Lennar Corp. - Class A	11,199	668,020

M/I Homes, Inc. (a)	9,438	417,820
MDC Holdings, Inc. (c)	14,762	584,132
Meritage Homes Corp. (a)	6,447	428,983
NVR, Inc. (a)(c)	194	735,627
Persimmon PLC - ADR (c)	7,528	506,258
PulteGroup, Inc.	36,292	1,438,979
Sekisui House Ltd. - ADR	50,808	1,094,404
Sun Hung Kai Properties Ltd. - ADR (c)	52,326	759,774
Taylor Morrison Home Corp. (a)	13,524	314,027
Toll Brothers, Inc.	26,249	1,054,422
		10,641,587
Credit Intermediation and Related Activities - 6.86%
Absa Group Ltd. - ADR	10,083	202,618
Akbank T.A.S. - ADR	13,448	35,637
Ally Financial, Inc.	50,649	1,612,664
American Express Co.	13,051	1,567,686
Atlantic Capital Bancshares, Inc. (a)	4,865	92,046
Banco BBVA Argentina SA - ADR	27,333	106,872
Banco Bilbao Vizcaya Argentaria SA - ADR	192,723	1,007,941
Banco Bradesco SA - ADR	14,369	104,463
Banco de Chile - ADR	17,692	361,624
Banco do Brasil SA - ADR	24,341	272,863
Banco Macro SA - ADR	5,596	144,657
Banco Santander Brasil SA - ADR (c)	20,538	213,390
Banco Santander Chile - ADR	13,451	290,542
Banco Santander SA - ADR	96,406	373,091
Bancorp, Inc. (a)	27,412	303,999
Bank Hapoalim BM - ADR	25,297	1,022,252
Bank Mandiri Persero Tbk PT - ADR	64,255	626,486
Bank of America Corp.	129,778	4,324,202
Bank of East Asia Ltd. - ADR (c)	182,645	407,298
Bank Rakyat Indonesia Persero Tbk PT - ADR	53,515	767,940
Banner Corp.	679	37,094
BOC Hong Kong Holdings Ltd. - ADR	14,504	988,593
Capital One Financial Corp.	12,645	1,264,626
China Merchants Bank Co. Ltd. - ADR	14,105	334,324
CIT Group, Inc.	6,775	308,398
Citigroup, Inc.	34,413	2,585,104
Commercial International Bank Egypt SAE - ADR	44,886	216,799
Commonwealth Bank of Australia - ADR	28,528	1,566,472
Credit Agricole SA - ADR	139,863	948,271
Danske Bank A/S - ADR	91,127	609,640
DBS Group Holdings Ltd. - ADR	15,891	1,170,372
Discover Financial Services	7,402	628,208
DNB ASA - ADR	94,776	1,581,811
Encore Capital Group, Inc. (a)(c)	8,174	298,106
Euronet Worldwide, Inc. (a)	5,535	870,047
FinVolution Group - ADR	54,054	158,378
First BanCorp/Puerto Rico (b)	38,161	400,691
First Financial Bankshares, Inc. (c)	11,280	389,950
First Financial Corp.	3,544	156,716
Fulton Financial Corp. (c)	40,585	696,439
Great Southern Bancorp, Inc.	1,137	69,391
Grupo Aval Acciones y Valores SA - ADR	56,428	450,295
Grupo Financiero Banorte SAB de CV - ADR	6,881	181,658
Grupo Financiero Galicia SA - ADR	9,549	127,575
Hachijuni Bank Ltd. - ADR	23,239	989,807
Hancock Whitney Corp. (c)	8,765	355,947
Hang Seng Bank (a)(b)	45,523	925,301
HDFC Bank Ltd. - ADR	16,544	1,021,592
Hilltop Holdings, Inc.	15,391	379,080
HSBC Holdings PLC - ADR (c)	4,062	151,350
IBERIABANK Corp.	7,995	583,555
ICICI Bank Ltd. - ADR (c)	43,737	616,254
International Bancshares Corp.	5,846	247,987
Itau CorpBanca - ADR	9,048	64,965
JPMorgan Chase & Co.	2,756	363,131
KB Financial Group, Inc. - ADR	5,428	211,746
LendingTree, Inc. (a)(c)	647	233,263
Malayan Banking Bhd - ADR	6,805	27,797
Mediobanca Banca di Credito Finanziario SpA - ADR (c)	86,657	964,752
Mitsubishi Corp. - ADR	10,568	555,348
Mitsubishi UFJ Financial Group, Inc. - ADR	226,080	1,200,485
Mizuho Financial Group, Inc. - ADR	177,076	552,477
Mr Cooper Group, Inc. (a)	11,192	150,420
National Australia Bank Ltd. - ADR (c)	70,279	616,347
Nedbank Group Ltd. - ADR	11,712	173,456
Nelnet, Inc. - Class A (c)	2,898	182,574
Nicolet Bankshares, Inc. (a)	1,097	79,489
OceanFirst Financial Corp.	6,662	159,755
OFG Bancorp (b)	9,672	207,464
On Deck Capital, Inc. (a)(c)	26,667	109,601

OneMain Holdings, Inc.	20,792	895,927
ORIX Corp. - ADR	25,924	2,130,694
Oversea-Chinese Banking Corp. Ltd. - ADR	32,333	509,891
PennyMac Financial Services, Inc. (c)	9,975	342,242
Piraeus Bank SA - ADR (a)	2,503	17,246
Popular, Inc. (b)	15,305	846,520
Provident Financial PLC - ADR	17,796	99,302
Provident Financial Services, Inc.	7,699	187,240
Regional Management Corp. (a)	4,978	161,785
Regions Financial Corp.	11,029	183,523
Republic Bancorp, Inc. - Class A	2,562	118,364
Royal Bank of Scotland Group PLC - ADR	80,108	469,433
Sandy Spring Bancorp, Inc.	5,908	208,907
Santander Consumer USA Holdings, Inc. (c)	32,991	776,938
Sberbank of Russia PJSC - ADR	77,911	1,137,501
Shinhan Financial Group Co. Ltd. - ADR	12,492	463,703
Skandinaviska Enskilda Banken AB - ADR	137,868	1,174,497
Societe Generale SA - ADR (c)	68,138	427,225
Standard Bank Group Ltd. - ADR	18,152	203,665
Sumitomo Mitsui Financial Group, Inc. - ADR	201,360	1,471,942
Sumitomo Mitsui Trust Holdings, Inc. - ADR	327,541	1,261,033
Svenska Handelsbanken AB - ADR	162,595	790,212
Swedbank AB - ADR	53,902	697,492
Turkiye Garanti Bankasi AS - ADR (a)	122,469	205,748
Turkiye Vakiflar Bankasi TAO - ADR (a)	7,946	69,925
U.S. Bancorp	10,187	611,526
UniCredit SpA - ADR	139,827	962,010
United Bankshares, Inc. (c)	7,152	270,846
United Overseas Bank Ltd. - ADR	19,083	720,431
Univest Financial Corp.	4,180	109,140
Valley National Bancorp (c)	50,657	586,608
Waterstone Financial, Inc.	5,439	102,634
Wells Fargo & Co.	18,007	980,661
WesBanco, Inc.	1,085	39,581
Westpac Banking Corp. - ADR	149	2,469
Woori Financial Group, Inc. - ADR	6,821	204,971
		60,443,004
Data Processing, Hosting and Related Services - 0.80%
21Vianet Group, Inc. - ADR (a)	3,629	24,568
CoStar Group, Inc. (a)	785	481,095
CSG Systems International, Inc.	5,212	298,074
EVERTEC, Inc. (b)(c)	10,319	334,542
FactSet Research Systems, Inc. (c)	986	256,015
Hewlett Packard Enterprise Co.	33,045	523,102
JMU Ltd. - ADR (a)(c)	39,200	37,240
Match Group, Inc. (a)(c)	9,927	699,655
Sify Technologies Ltd. - ADR	4,345	5,692
Sohu.com Ltd. - ADR (a)	1,203	12,319
The9 Ltd. - ADR (a)	35,459	34,796
Trivago NV - ADR (a)	21,577	50,274
Verisk Analytics, Inc.	1,673	246,734
Visa, Inc. (c)	21,836	4,028,961
Zai Lab Ltd. - ADR (a)	1,201	47,800
		7,080,867
Educational Services - 0.25%
ATA Creativity Global - ADR (a)	21,057	38,218
China Distance Education Holdings Ltd. - ADR (a)	14,027	112,497
Cogna Educacao - ADR	13,872	34,819
Graham Holdings Co. - Class B	1,447	913,939
K12, Inc. (a)	5,808	114,127
Laureate Education, Inc. - Class A (a)	15,390	267,017
New Oriental Education & Technology Group, Inc. - ADR (a)(c)	2,363	286,112
TAL Education Group - ADR (a)	4,736	209,615
Tarena International, Inc. - ADR (a)	4,761	4,190
YDUQS Part - ADR (c)	19,963	195,737
		2,176,271
Electrical Equipment, Appliance, and Component Manufacturing - 1.74%
ABB Ltd. - ADR (c)	153	3,340
Acuity Brands, Inc.	4,069	532,144
Alstom SA - ADR	66,977	289,341
Arcelik AS - ADR (a)	12,535	217,106
Armstrong World Industries, Inc.	1,634	156,897
Atos SE - ADR	12,749	215,841
BYD Co. Ltd. - ADR	17,990	170,006
Corning, Inc. (c)	37,873	1,099,832
Eaton Corp. PLC (b)	16,660	1,541,049
Electrolux AB - Class B - ADR	9,908	508,379
Generac Holdings, Inc. (a)(c)	6,638	653,843
GrafTech International Ltd. (c)	32,161	453,148
Helen of Troy Ltd. (a)(b)(c)	1,429	230,669
Husqvarna AB - ADR (c)	18,656	291,220
Integer Holdings Corp. (a)	5,443	412,852

iRobot Corp. (a)(c)	1,452	63,249
Koninklijke Philips NV (b)(c)	29,751	1,382,826
Mitsubishi Electric Corp. - ADR	36,124	997,384
Murata Manufacturing Co. Ltd. - ADR (c)	76,299	1,102,521
Nidec Corp. - ADR (c)	8,334	309,137
Regal Beloit Corp.	10,641	869,689
Schneider Electric SE - ADR	78,108	1,502,016
Siemens AG - ADR	574	36,989
Taiyo Yuden Co Ltd. - ADR	5,785	609,594
Whirlpool Corp. (c)	7,085	1,013,865
Woodward, Inc.	1,478	172,616
Yaskawa Electric Corp. - ADR	7,229	533,211
		15,368,764
Electronics and Appliance Stores - 0.25%
Aaron's, Inc. (c)	7,061	412,362
Best Buy Co., Inc.	11,404	919,619
Conn's, Inc. (a)(c)	4,916	107,808
PC Connection, Inc. (c)	8,569	422,623
Smartsheet, Inc. - Class A (a)	7,366	349,369
		2,211,781
Fabricated Metal Product Manufacturing - 0.53%
Assa Abloy AB - ADR	93,487	1,104,549
Atkore International Group, Inc. (a)	9,465	394,880
Crane Co.	4,367	362,767
Crown Holdings, Inc. (a)	6,584	499,726
Parker Hannifin Corp.	4,695	933,319
Silgan Holdings, Inc.	18,703	576,239
Simpson Manufacturing Co, Inc.	589	47,827
Timken Co.	14,239	748,829
		4,668,136
Fishing, Hunting and Trapping - 0.11%
Mowi ASA - ADR	38,951	965,984
Food and Beverage Stores - 1.01%
Aeon Co. Ltd. - ADR	51,593	1,041,792
Carrefour SA - ADR	235,210	776,193
Casino Guichard Perrachon SA - ADR	34,546	303,659
Ingles Markets, Inc. - Class A (c)	6,807	302,503
J Sainsbury PLC - ADR	48,921	544,980
Koninklijke Ahold Delhaize NV - ADR	40,190	1,034,893
Kroger Co.	28,368	775,581
Natural Grocers by Vitamin Cottage, Inc.	10,017	93,659
Seven & i Holdings Co. Ltd. - ADR	96,616	1,796,767
Shoprite Holdings Ltd. - ADR	3,103	26,872
Sprouts Farmers Market, Inc. (a)	30,592	605,722
Tesco PLC - ADR	102,686	908,781
Wal-Mart de Mexico SAB de CV - ADR	7,832	216,242
Wm Morrison Supermarkets PLC - ADR	34,446	442,976
		8,870,620
Food Manufacturing - 1.89%
Ajinomoto Co., Inc. - ADR	50,619	833,821
Archer-Daniels-Midland Co.	7,043	302,356
BRF SA - ADR (a)	1,802	15,425
Bunge Ltd. (b)	17,127	914,239
Hershey Co.	6,555	971,189
Hormel Foods Corp. (c)	14,408	641,588
Ingredion, Inc.	4,394	365,449
John B Sanfilippo & Son, Inc.	3,105	303,483
Marfrig Global Foods SA - ADR (a)(c)	15,043	37,908
Nestle SA - ADR	54,575	5,672,526
Pilgrim's Pride Corp. (a)	26,947	848,831
Post Holdings, Inc. (a)	2,473	261,149
Simply Good Foods Co. (a)	14,535	401,602
Tate & Lyle PLC - ADR	25,311	946,631
Tiger Brands Ltd. - ADR	1,632	23,411
TreeHouse Foods, Inc. (a)(c)	8,120	396,987
Tyson Foods, Inc. - Class A	17,151	1,541,704
Unilever NV (b)(c)	27,692	1,649,058
Wilmar International Ltd. - ADR	19,270	579,160
		16,706,517
Food Services and Drinking Places - 0.73%
Brinker International, Inc. (c)	7,483	335,238
Casey's General Stores, Inc. (c)	6,451	1,120,990
Chipotle Mexican Grill, Inc. (a)	343	279,175
Compass Group PLC - ADR	32,522	801,017
McDonald's Corp.	8,101	1,575,483
Starbucks Corp.	13,837	1,182,095
Yum China Holdings, Inc.	3,462	154,128
Yum! Brands, Inc.	9,970	1,003,680
		6,451,806
Funds, Trusts, and Other Financial Vehicles - 0.39%
Garmin Ltd. (b)(c)	11,892	1,161,728
Geberit AG - ADR	14,163	761,828

Magnolia Oil & Gas Corp. - Class A (a)	3,592	39,009
NN Group NV - ADR	54,000	1,033,555
Temenos AG - ADR	2,242	341,210
Wheelock & Co Ltd. - ADR (c)	1,767	110,544
		3,447,874
Furniture and Home Furnishings Stores - 0.18%
Container Store Group, Inc. (a)	10,284	42,781
Haverty Furniture Companies, Inc. (c)	12,121	243,753
RH (a)(c)	716	147,202
Ryohin Keikaku Co. Ltd. - ADR	11,928	270,648
Switch, Inc. - Class A (c)	18,891	297,723
Williams-Sonoma, Inc. (c)	8,901	617,729
		1,619,836
Furniture and Related Product Manufacturing - 0.16%
American Woodmark Corp. (a)(c)	1,711	176,062
Ethan Allen Interiors, Inc.	15,642	279,679
Herman Miller, Inc.	11,001	525,628
HNI Corp.	5,258	206,587
Kimball International, Inc. - Class B	8,738	186,818
		1,374,774
General Merchandise Stores - 1.23%
BJ's Wholesale Club Holdings, Inc. (a)(c)	7,740	183,438
Colruyt SA - ADR	44,623	576,083
Costco Wholesale Corp.	6,184	1,854,025
Dillard's, Inc. - Class A (c)	2,262	162,412
Dollar General Corp.	6,094	958,952
Kering SA - ADR	11,662	702,402
Kohl's Corp. (c)	11,776	553,590
Pan Pacific International Holdings Corp. - ADR	35,840	579,891
Target Corp.	15,127	1,891,026
Walmart, Inc.	28,119	3,348,692
		10,810,511
Health and Personal Care Stores - 0.24%
Aspen Pharmacare Holdings Ltd. - ADR (a)	3,388	27,138
Clicks Group Ltd. - ADR (c)	4,902	164,903
OptimizeRx Corp. (a)	2,784	29,789
Sally Beauty Holdings, Inc. (a)(c)	20,072	369,927
Ulta Beauty, Inc. (a)(c)	1,832	428,432
Walgreens Boots Alliance, Inc.	18,705	1,114,817
		2,135,006
Heavy and Civil Engineering Construction - 0.42%
Alliance Global Group, Inc. - ADR	7,174	78,196
Atlantia SpA - ADR	17,919	198,292
Great Lakes Dredge & Dock Corp. (a)	23,175	247,509
JGC Holdings Corp. - ADR (c)	13,234	388,352
KBR, Inc.	22,177	660,209
MasTec, Inc. (a)(c)	6,202	411,440
MYR Group, Inc. (a)	2,713	93,219
Skanska AB - ADR	24,680	550,364
Sterling Constuction Co. Inc. (a)(c)	11,878	173,062
Vinci SA - ADR	30,217	822,809
Xinyuan Real Estate Co. Ltd. - ADR	13,725	52,979
		3,676,431
Hospitals - 0.31%
Community Health Systems, Inc. (a)(c)	27,548	88,154
HCA Healthcare, Inc.	10,003	1,387,015
Tenet Healthcare Corp. (a)	5,658	182,188
Universal Health Services, Inc. - Class B	7,867	1,097,368
		2,754,725
Insurance Carriers and Related Activities - 6.89%
Admiral Group PLC - ADR	18,037	492,230
Aflac, Inc.	31,988	1,754,222
Ageas - ADR	29,810	1,795,456
AIA Group Ltd. - ADR (c)	53,565	2,143,671
Allianz SE - ADR	134,634	3,212,368
Allstate Corp.	5,791	644,828
American Equity Invesment Life Holding Co.	1,669	49,603
American International Group, Inc.	11,061	582,472
American National Insurance Co.	2,204	260,072
Anthem, Inc.	6,278	1,812,207
Aon PLC (b)	2,140	435,725
Arch Capital Group Ltd. (a)(b)	21,495	902,145
Arthur J. Gallagher & Co. (c)	7,759	723,682
Assured Guaranty Ltd. (b)	16,492	818,828
Athene Holding Ltd. - Class A (a)(b)	10,054	452,631
Aviva PLC - ADR	122,832	1,284,823
Berkshire Hathaway, Inc. - Class B (a)	13,915	3,065,474
Centene Corp. (a)(c)	12,170	735,920
Chubb Ltd. (b)	1,010	152,995
Cigna Corp.	3,193	638,345
Cincinnati Financial Corp.	2,704	289,463
CNA Financial Corp.	6,747	301,726

Direct Line Insurance Group PLC - ADR (c)	44,947	702,971
Employers Holdings, Inc.	9,705	417,024
Erie Indemnity Co. - Class A (c)	1,237	209,424
Essent Group Ltd. (b)	4,461	243,794
Fanhua, Inc. - ADR	8,853	240,802
FedNat Holding Co.	2,735	40,779
First American Financial Corp.	9,892	629,329
Gjensidige Forsikring ASA - ADR	74,066	1,419,105
Hannover Rueck SE - ADR	11,459	1,066,489
Hanover Insurance Group, Inc.	3,855	524,010
Hartford Financial Services Group, Inc.	17,761	1,098,695
HCI Group, Inc.	893	41,346
Heritage Insurance Holdings, Inc.	4,060	55,581
Humana, Inc.	925	315,638
Kemper Corp.	5,271	389,632
Lincoln National Corp.	7,423	438,328
Loews Corp.	32,366	1,647,429
Mercury General Corp.	7,103	347,905
MetLife, Inc.	31,762	1,585,241
MGIC Investment Corp.	54,651	787,521
Molina Healthcare, Inc. (a)	4,681	634,276
MS&AD Insurance Group Holdings, Inc. - ADR	106,404	1,718,105
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	82,682	2,372,147
National General Holdings Corp.	10,390	221,203
National Western Life Group, Inc. - Class A	1,422	358,671
NMI Holdings, Inc. - Class A (a)	5,169	173,523
Old Republic International Corp.	51,909	1,171,067
Ping An Insurance Group Co. of China Ltd. - ADR	42,251	961,633
Principal Financial Group, Inc.	5,893	324,704
Progressive Corp.	16,332	1,193,053
Prudential Financial, Inc.	6,539	612,181
QBE Insurance Group Ltd. - ADR	93,011	798,034
Radian Group, Inc.	16,696	431,425
Reinsurance Group of America, Inc.	2,552	422,254
Safety Insurance Group, Inc.	4,418	431,418
Sanlam Ltd. - ADR	10,202	107,529
SCOR SE - ADR	78,973	335,635
Selective Insurance Group, Inc.	2,715	179,787
Suncorp Group Ltd. - ADR	675	6,176
T&D Holdings, Inc. - ADR	187,474	1,086,412
Tokio Marine Holdings, Inc. - ADR	47,865	2,610,078
Topdanmark A/S - ADR	192,206	887,992
Travelers Companies, Inc.	7,558	1,033,330
Triple-S Management Corp. - Class B (a)(b)(c)	5,559	106,455
UnitedHealth Group, Inc.	6,926	1,938,380
Universal Insurance Holdings, Inc.	1,346	39,169
Voya Financial, Inc.	22,232	1,295,681
W.R. Berkley Corp.	19,106	1,299,208
Willis Towers Watson PLC (b)	3,428	673,396
Zurich Insurance Group AG - ADR	64,946	2,545,883
		60,718,734
Leather and Allied Product Manufacturing - 0.37%
adidas AG - ADR	7,590	1,184,419
Deckers Outdoor Corp. (a)	2,009	337,874
NIKE, Inc. - Class B	7,633	713,609
Rocky Brands, Inc.	2,773	77,311
Skechers U.S.A., Inc. - Class A (a)	14,708	591,556
Tapestry, Inc.	13,945	374,981
		3,279,750
Machinery Manufacturing - 3.72%
Advantest Corp. - ADR	22,908	1,124,783
AGCO Corp.	11,923	931,544
Alamo Group, Inc.	1,771	203,311
Applied Materials, Inc.	18,150	1,050,885
ASML Holding NV (b)	7,412	2,005,834
Atlas Copco AB - Class A - ADR	31,001	1,131,537
Atlas Copco AB - Class B - ADR	21,000	677,460
Axcelis Technologies, Inc. (a)	6,174	132,371
Belden, Inc. (c)	3,878	208,404
Canon, Inc. - ADR (c)	30,345	838,736
Caterpillar, Inc.	7,004	1,013,689
CECO Environmental Corp. (a)(c)	5,320	41,868
Columbus McKinnon Corp.	4,447	182,683
CSW Industrials, Inc.	2,541	187,602
Cummins, Inc.	8,676	1,586,494
Daikin Industries Ltd. - ADR (c)	113,567	1,632,867
Deere & Co.	6,471	1,087,451
Fabrinet (a)(b)	7,096	429,237
FANUC Corp. - ADR (c)	45,093	859,811
FUJIFILM Holdings Corp. - ADR	31,244	1,487,215
Gates Industrial Corp. PLC (a)(b)(c)	31,756	377,579
Glaukos Corp. (a)(c)	3,143	201,561

II-VI, Inc. (a)(c)	4,460	130,187
Ingersoll-Rand PLC (b)	7,859	1,030,394
ITT, Inc.	10,941	763,463
Kennametal, Inc. (c)	13,621	474,419
Komatsu Ltd. - ADR (c)	39,398	923,099
Konica Minolta, Inc. - ADR	42,231	552,170
Makita Corp. - ADR	14,451	481,298
Metso OYJ - ADR	31,385	304,121
Mettler-Toledo International, Inc. (a)	1,928	1,387,021
Nikon Corp. - ADR (c)	22,295	306,110
Novanta, Inc. (a)(b)(c)	869	80,973
NSK Ltd. - ADR	31,078	612,547
Olympus Corp. - ADR	54,903	815,859
Rheinmetall AG - ADR	10,850	229,966
Ricoh Co Ltd. - ADR	60,991	641,015
Sandvik AB - ADR	57,723	1,045,941
Scotts Miracle-Gro Co.	3,607	364,596
SMC Corp. - ADR (c)	62,125	1,400,918
Snap-on, Inc. (c)	4,931	791,228
Solaris Oilfield Infrastructure, Inc. - Class A (c)	7,968	85,497
Steelcase, Inc. - Class A	17,689	320,525
Techtronic Industries Co. Ltd. - ADR	14,891	561,205
THK Co. Ltd. - ADR	48,167	676,265
Tokyo Electron Ltd. - ADR	23,035	1,193,213
Weichai Power Co. Ltd. - ADR	15,247	208,426
		32,773,378
Management of Companies and Enterprises - 0.51%
Accenture PLC - Class A (b)	5,815	1,169,745
Asahi Kasei Corp. - ADR (c)	25,605	578,161
Four Seasons Education Cayman, Inc. - ADR (a)	5,798	11,712
Jupai Holdings Ltd. - ADR (a)(c)	33,900	61,698
Kitov Pharma Ltd. - ADR (a)	33,093	24,158
Legal & General Group PLC - ADR	67,842	1,239,813
Qudian, Inc. - ADR (a)(c)	8,055	39,953
Xerox Holdings Corp.	35,300	1,374,228
		4,499,468
Materials - 0.02%
Olympic Steel, Inc.	8,397	140,734
Merchant Wholesalers, Durable Goods - 2.24%
Acorn International, Inc. - ADR	8,464	149,559
Allison Transmission Holdings, Inc.	15,596	754,845
Arrow Electronics, Inc. (a)	2,296	182,853
Astra International, Tbk PT - ADR	52,042	473,582
Avnet, Inc. (c)	20,491	832,960
BrasilAgro - Co Brasileira de Propriedades Agricolas - ADR	12,262	49,366
Builders FirstSource, Inc. (a)	21,341	542,274
Coloplast A/S - ADR	57,113	673,248
Copart, Inc. (a)	6,760	601,640
D'ieteren SA/NV - ADR	7,872	253,400
Dongfeng Motor Group Co. Ltd. - ADR	1,159	55,736
DXP Enterprises, Inc. (a)(c)	2,496	96,171
Entegris, Inc. (c)	11,918	563,960
Fastenal Co.	5,129	182,182
Ferguson PLC - ADR	103,514	899,537
Foundation Building Materials, Inc. (a)	9,650	197,246
Funko, Inc. - Class A (a)	5,400	77,058
Geely Automobile Holdings Ltd. - ADR	11,393	426,098
Genuine Parts Co.	1,741	181,708
Glencore PLC - ADR	130,792	817,450
GMS, Inc. (a)	7,811	241,829
Henry Schein, Inc. (a)(c)	15,036	1,035,980
Hexcel Corp. (c)	1,930	153,686
Honeywell International, Inc.	6,918	1,235,208
Hubbell, Inc.	3,530	518,981
IntriCon Corp. (a)(c)	2,340	44,039
KAR Auction Services, Inc. (c)	26,574	561,243
KLA Corp.	4,181	685,099
Knowles Corp. (a)	13,360	292,584
Kone OYJ - ADR	19,098	596,764
La-Z-Boy, Inc.	8,024	253,558
Lenovo Group Ltd. - ADR	7,159	94,714
Marubeni Corp. - ADR	3,853	286,355
Mitsui & Co. Ltd. - ADR	3,165	1,124,272
MSC Industrial Direct Co, Inc. - Class A (c)	5,175	379,897
Ryerson Holding Corp. (a)	13,491	143,814
Safran SA - ADR	6,706	274,007
Schnitzer Steel Industries, Inc. - Class A	13,002	280,193
Sims Metal Management Ltd. - ADR	22,463	164,317
Smart Sand, Inc. (a)(c)	44,319	102,820
Spectrum Brands Holdings, Inc.	12,019	751,428
SYNNEX Corp.	4,355	534,838
Tactile Systems Technology, Inc. (a)(c)	1,920	123,283

Trinity Industries, Inc. (c)	9,138	192,264
Unicharm Corp. - ADR (c)	186,912	1,226,142
Warrior Met Coal, Inc. (c)	9,061	186,022
Weibo Corp. - ADR (a)(c)	415	17,766
WESCO International, Inc. (a)	4,510	237,316
		19,749,292
Merchant Wholesalers, Nondurable Goods - 2.50%
Akzo Nobel NV - ADR (c)	7,209	230,472
AmerisourceBergen Corp.	3,433	301,795
Arrowhead Pharmaceuticals, Inc. (a)(c)	8,904	650,081
Ashland Global Holdings, Inc.	2,140	153,438
Core-Mark Holding Co, Inc.	3,573	96,292
Hawkins, Inc.	2,534	104,705
ITOCHU Corp. - ADR	33,787	1,504,535
KOC Holding AS - ADR	7,744	134,591
Kunlun Energy Co. Ltd. - ADR	15,909	135,465
McKesson Corp.	6,210	898,214
Nu Skin Enterprises, Inc. - Class A	14,228	544,079
Orkla ASA - ADR	87,465	842,288
Performance Food Group Co. (a)	13,743	646,746
Procter & Gamble Co.	27,891	3,404,375
Roche Holding AG - ADR (c)	154,313	5,951,853
Suntory Beverage & Food Ltd. - ADR	49,087	1,062,243
Sysco Corp.	20,714	1,668,513
Tractor Supply Co.	6,659	628,876
Unilever PLC - ADR (c)	28,861	1,716,940
Universal Corp.	4,481	233,998
US Foods Holding Corp. (a)	21,276	846,147
Viking Therapeutics, Inc. (a)(c)	14,664	107,340
World Fuel Services Corp.	5,099	216,198
		22,079,184
Mining (except Oil and Gas) - 0.70%
Anglo American Platinum Ltd. - ADR	17,119	236,499
Anglo American PLC - ADR (c)	119,870	1,585,880
AngloGold Ashanti Ltd. - ADR	618	11,767
Arch Coal, Inc. - Class A (c)	2,639	195,577
BHP Group Ltd. - ADR (c)	30,690	1,581,456
BHP Group PLC - ADR	24,151	1,072,787
Cia de Minas Buenaventura SAA - ADR	52	799
Freeport-McMoRan, Inc. (c)	17,002	193,483
Intrepid Potash, Inc. (a)(c)	22,250	50,730
Kumba Iron Ore Ltd. - ADR	16,275	140,453
Lynas Corp Ltd. - ADR (a)(c)	70,229	107,450
Mechel PJSC - ADR (a)	24,445	45,223
Newcrest Mining Ltd. - ADR	17,976	380,013
Peabody Energy Corp.	4,668	45,186
Royal Gold, Inc.	2,354	276,054
Sibanye Gold Ltd. - ADR (a)	8,915	70,963
Vedanta Ltd. - ADR (c)	18,514	149,038
		6,143,358
Miscellaneous Manufacturing - 1.84%
Acushnet Holdings Corp. (c)	9,309	279,922
Ansell Ltd. - ADR	2,231	178,145
Apyx Medical Corp. (a)	11,073	88,363
Argenx SE - ADR (a)	1,778	263,233
AtriCure, Inc. (a)(c)	7,543	224,404
Baxter International, Inc.	7,281	596,824
BioTelemetry, Inc. (a)(c)	4,677	216,592
Brady Corp. - Class A	9,214	525,198
Cardiovascular Systems, Inc. (a)	3,720	169,483
Chow Tai Fook Jewellery Group Ltd. - ADR (c)	36,031	336,638
Cie Financiere Richemont SA - ADR	100,157	756,135
Cochlear Ltd. - ADR	4,469	355,509
Conformis, Inc. (a)(c)	22,396	41,657
CONMED Corp. (c)	4,464	505,637
ConvaTec Group PLC - ADR (c)	6,041	59,685
Cooper Cos., Inc.	3,575	1,119,296
CryoLife, Inc. (a)(c)	5,020	124,145
DENTSPLY SIRONA, Inc.	10,503	593,840
Edwards Lifesciences Corp. (a)	5,663	1,387,094
Getinge AB - ADR	19,513	338,160
Haemonetics Corp. (a)	3,986	480,712
Hill-Rom Holdings, Inc.	6,379	683,893
Inspire Medical Systems, Inc. (a)	1,655	117,439
Invacare Corp.	11,797	102,988
Merit Medical Systems, Inc. (a)	4,120	115,360
Nintendo Co., Ltd. - ADR (c)	37,469	1,813,124
NuVasive, Inc. (a)	944	68,195
Smith & Nephew PLC - ADR	19,947	893,226
Sonova Holding AG - ADR	13,460	615,122
STAAR Surgical Co. (a)(c)	2,391	88,132
STERIS PLC (b)	4,484	677,712

Stryker Corp.	6,260	1,282,423
Tandem Diabetes Care, Inc. (a)	2,994	206,676
Wright Medical Group NV (a)(b)(c)	8,083	240,631
Yamaha Corp. - ADR (c)	11,536	638,172
		16,183,765
Miscellaneous Store Retailers - 0.07%
GNC Holdings, Inc. - Class A (a)(c)	53,829	158,257
Jumei International Holding Ltd. - ADR (a)	89,558	168,369
Rent-A-Center, Inc. (c)	7,441	193,690
Titan Machinery, Inc. (a)	5,864	78,988
		599,304
Motion Picture and Sound Recording Industries - 0.06%
Cinemark Holdings, Inc. (c)	4,164	141,035
Promotora de Informaciones SA - ADR (a)	11,910	18,639
Vivendi SA - ADR	12,743	349,897
		509,571
Motor Vehicle and Parts Dealers - 0.62%
Advance Auto Parts, Inc.	1,153	181,113
America's Car-Mart, Inc. (a)	1,668	182,246
Asbury Automotive Group, Inc. (a)	3,337	369,873
Auto Trader Group PLC - ADR	262,353	466,988
AutoNation, Inc. (a)(c)	4,792	244,823
AutoZone, Inc. (a)	747	879,907
CarMax, Inc. (a)(c)	6,653	647,071
Group 1 Automotive, Inc.	3,688	380,196
Lithia Motors, Inc. - Class A	3,415	548,381
Malibu Boats, Inc. - Class A (a)	6,648	262,862
MarineMax, Inc. (a)	8,329	137,928
Murphy USA, Inc. (a)(c)	2,363	277,723
O'Reilly Automotive, Inc. (a)	1,480	654,574
Sonic Automotive, Inc. - Class A	5,920	193,880
		5,427,565
Nonmetallic Mineral Product Manufacturing - 0.53%
AGC, Inc. - ADR	65,832	478,599
Anhui Conch Cement Co. Ltd. - ADR	12,810	409,830
Caesarstone Ltd. (b)	4,885	76,499
CRH PLC - ADR	16,933	648,534
HeidelbergCement AG - ADR	33,696	496,342
LafargeHolcim Ltd. - ADR	73,553	756,014
Loma Negra Cia Industrial Argentina SA - ADR (a)	18,843	123,610
Owens Corning	10,256	687,767
Owens-Illinois, Inc. (c)	14,657	144,811
Semen Indonesia Persero Tbk PT - ADR	9,689	159,433
TOTO Ltd. - ADR	10,626	463,825
Wienerberger AG - ADR	50,197	269,558
		4,714,822
Nonstore Retailers - 0.35%
Amazon.com, Inc. (a)	1,027	1,849,421
Baozun, Inc. - ADR (a)(c)	2,722	103,354
Etsy, Inc. (a)	5,504	238,819
Insight Enterprises, Inc. (a)(c)	7,262	476,315
MonotaRO Co. Ltd. - ADR	9,748	275,771
Pinduoduo, Inc. - ADR (a)(c)	2,769	99,546
Systemax, Inc.	1,800	41,688
		3,084,914
Nursing and Residential Care Facilities - 0.09%
Brookdale Senior Living, Inc. (a)	21,853	156,030
Ensign Group, Inc.	6,704	291,155
National HealthCare Corp.	1,740	147,900
Omnicell, Inc. (a)(c)	2,707	216,533
		811,618
Oil and Gas Extraction - 2.12%
Berry Petroleum Corp.	8,338	66,454
Bonanza Creek Energy, Inc. (a)	5,602	97,811
Cabot Oil & Gas Corp. (c)	19,643	313,109
California Resources Corp. (a)(c)	20,875	136,523
Callon Petroleum Co. (a)(c)	23,347	85,217
Chesapeake Energy Corp. (a)(c)	349,149	207,848
Cimarex Energy Co. (c)	15,489	712,029
CNOOC Ltd. - ADR	997	144,784
Denbury Resources, Inc. (a)(c)	71,534	70,568
Devon Energy Corp. (c)	26,211	573,759
Ecopetrol SA - ADR (c)	15,975	292,502
EOG Resources, Inc.	3,240	229,716
EQT Corp.	26,948	235,256
Gazprom Neft PJSC - ADR	6,891	228,781
Gulfport Energy Corp. (a)(c)	47,149	111,743
HighPoint Resources Corp. (a)	31,343	39,179
Laredo Petroleum, Inc. (a)	16,471	35,577
LUKOIL PJSC - ADR	12,047	1,147,838
Montage Resources Corp. (a)(c)	21,531	106,363
Northern Oil and Gas, Inc. (a)	27,583	49,098

Parsley Energy, Inc. - Class A	9,578	143,478
PDC Energy, Inc. (a)	3,700	84,101
Petroleo Brasileiro SA - ADR	6,602	97,247
Phillips 66	5,949	682,469
Pioneer Natural Resources Co.	1,769	226,149
Range Resources Corp. (c)	34,718	121,166
Repsol SA - ADR	2,001	31,336
Royal Dutch Shell PLC - Class A - ADR (c)	66,227	3,807,391
Royal Dutch Shell PLC - Class B - ADR (c)	54,746	3,153,917
SandRidge Energy, Inc. (a)	13,777	45,326
Santos Ltd. - ADR	36,803	208,673
Sasol Ltd. - ADR (c)	8,738	157,546
Southwestern Energy Co. (a)(c)	87,212	158,726
Surgutneftegas PJSC - ADR (c)	56,590	385,095
Tatneft PJSC - ADR (c)	7,947	552,714
TOTAL SA - ADR	67,017	3,521,074
W&T Offshore, Inc. (a)(c)	29,414	125,892
Woodside Petroleum Ltd. - ADR	4,297	99,344
WPX Energy, Inc. (a)(c)	24,215	238,276
		18,724,075
Other Information Services - 0.75%
Alibaba Group Holding Ltd. - ADR (a)	12,871	2,574,201
Facebook, Inc. - Class A (a)	9,542	1,924,049
j2 Global, Inc. (a)(c)	5,573	540,692
LiveRamp Holdings, Inc. (a)(c)	3,336	167,100
NetEase, Inc. - ADR (c)	2,554	805,328
NIC, Inc. (c)	5,402	122,571
Phoenix New Media Ltd. - ADR	2,999	9,237
Twitter, Inc. (a)	10,631	328,604
YY, Inc. - ADR (a)(c)	2,503	159,666
		6,631,448
Paper Manufacturing - 0.28%
Avid Bioservices, Inc. (a)	8,763	48,284
Domtar Corp. (c)	20,086	749,609
International Paper Co.	6,423	297,642
Packaging Corp. of America (c)	1,535	171,767
Sonoco Products Co. (c)	10,867	657,779
Svenska Cellulosa AB SCA - ADR	28,803	286,302
Verso Corp. - Class A (a)	12,184	224,917
		2,436,300
Performing Arts, Spectator Sports, and Related Industries - 0.19%
Electronic Arts, Inc. (a)	6,900	696,969
Flutter Entertainment PLC - ADR (c)	2,585	148,534
Live Nation Entertainment, Inc. (a)	11,595	809,447
MultiChoice Group - ADR (a)	52	431
		1,655,381
Personal and Laundry Services - 0.10%
Cintas Corp.	1,832	470,934
Park24 Co. Ltd. - ADR	13,780	331,891
Regis Corp. (a)(c)	7,026	113,329
		916,154
Petroleum and Coal Products Manufacturing - 1.66%
BP PLC - ADR	82,582	3,090,218
Carlisle Cos, Inc.	4,694	732,170
Chevron Corp.	29,941	3,506,989
CVR Energy, Inc.	3,616	156,898
Delek US Holdings, Inc. (c)	5,555	190,592
Eni SpA - ADR (c)	20,740	623,237
Equinor ASA - ADR (c)	18,515	343,083
Exxon Mobil Corp.	52,135	3,551,959
Marathon Oil Corp. (c)	47,641	555,018
Murphy Oil Corp. (c)	30,984	712,942
OMV AG - ADR	10,283	588,907
PBF Energy, Inc. - Class A	7,068	221,228
Quaker Chemical Corp. (c)	1,457	217,428
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	519	14,164
WD-40 Co.	501	96,748
		14,601,581
Pipeline Transportation - 0.07%
ENN Energy Holdings Ltd. - ADR	13,530	590,314
Transportadora de Gas del Sur SA - Class B - ADR	8,009	48,293
		638,607
Plastics and Rubber Products Manufacturing - 0.22%
Advanced Drainage Systems, Inc.	1,164	44,418
Berry Global Group, Inc. (a)	6,994	326,550
Bridgestone Corp. - ADR	72,006	1,440,120
Tredegar Corp.	4,538	97,703
UFP Technologies, Inc. (a)	968	44,867
		1,953,658
Postal Service - 0.03%
Royal Mail PLC - ADR	44,550	239,011

Primary Metal Manufacturing - 1.15%
AK Steel Holding Corp. (a)(c)	69,266	191,174
Alcoa Corp. (a)	10,085	205,230
Allegheny Technologies, Inc. (a)(c)	17,620	406,317
APERAM SA (b)	10,881	326,267
ArcelorMittal SA (b)	21,624	369,987
Arconic, Inc.	28,866	893,691
Carpenter Technology Corp. (c)	9,332	490,583
Cia Siderurgica Nacional SA - ADR	40,738	120,584
Commercial Metals Co.	10,936	233,593
DMC Global, Inc. (c)	1,622	74,758
Encore Wire Corp.	10,236	597,169
Gibraltar Industries, Inc. (a)	891	46,528
Grupo Simec SAB de CV - ADR (a)	984	9,038
Kaiser Aluminum Corp.	1,959	214,667
Kubota Corp. - ADR	10,755	830,824
MMC Norilsk Nickel PJSC - ADR (c)	11,399	299,566
Nippon Steel Corp. - ADR	41,355	608,746
Nucor Corp.	19,561	1,102,457
Ossen Innovation Co. Ltd. - ADR (a)	2,859	8,920
POSCO - ADR	3,372	162,261
Reliance Steel & Aluminum Co.	9,772	1,152,901
Steel Dynamics, Inc.	16,044	541,164
Sumitomo Metal Mining Co. Ltd. - ADR	70,579	541,164
SunCoke Energy, Inc.	12,530	64,154
Ternium SA - ADR	8,291	178,754
United States Steel Corp. (c)	31,089	407,888
Usinas Siderurgicas de Minas Gerais SA Usiminas - ADR	16,982	33,794
		10,112,179
Printing and Related Support Activities - 0.21%
Centennial Resource Development, Inc. - Class A (a)	88,423	273,227
Dai Nippon Printing Co. Ltd. - ADR	23,314	311,242
Ennis, Inc. (c)	21,646	446,773
Toppan Printing Co. Ltd. - ADR	83,453	833,696
		1,864,938
Private Households - 0.03%
Woolworths Holdings Ltd. (b)	86,745	310,981
Professional, Scientific, and Technical Services - 3.65%
AECOM (a)	27,968	1,211,854
AirNet Technology, Inc. - ADR (a)	417	421
Akari Therapeutics PLC - ADR (a)	24,589	50,653
Alteryx, Inc. - Class A (a)	3,834	435,274
Amdocs Ltd. (b)	8,609	596,604
AMN Healthcare Services, Inc. (a)(c)	2,470	146,891
Avita Medical Ltd. - ADR (a)(c)	39,608	339,837
Booz Allen Hamilton Holding Corp.	15,799	1,149,535
CACI International, Inc. (a)	4,410	1,055,401
CBIZ, Inc. (a)	2,794	75,047
CDW Corp.	11,871	1,603,179
Cerner Corp. (c)	6,375	456,386
CGG SA - ADR (a)	3,074	8,100
Charles River Laboratories International, Inc. (a)	2,398	348,310
Cheetah Mobile, Inc. - ADR	25,466	85,056
Codexis, Inc. (a)	3,768	58,555
Cognizant Technology Solutions Corp. - Class A	6,916	443,385
Collectors Universe, Inc.	2,014	52,908
Computer Programs & Systems, Inc. (c)	3,536	94,022
Cytokinetics, Inc. (a)	7,867	76,074
eBay, Inc.	9,433	335,060
Endava PLC - ADR (a)	3,154	150,193
EPAM Systems, Inc. (a)(c)	5,948	1,260,084
Evotec SE - ADR (a)	4,628	204,558
Exact Sciences Corp. (a)	4,587	371,593
Exelixis, Inc. (a)	34,624	575,796
Experian PLC - ADR	19,078	633,390
F5 Networks, Inc. (a)	5,481	798,637
FTI Consulting, Inc. (a)(c)	5,142	560,427
Fujitsu Ltd. - ADR	40,559	740,323
Galapagos NV - ADR (a)(c)	2,201	430,977
Genmab A/S - ADR (a)(c)	27,780	650,329
Genpact Ltd. (b)	21,961	893,813
Gravity Co. Ltd. - ADR (a)	10,048	389,561
H&R Block, Inc. (c)	21,099	514,393
HealthStream, Inc. (a)	3,023	88,060
Imperial Holdings Ltd. - ADR	25,076	91,402
Industria de Diseno Textil SA - ADR	22,076	343,502
Infosys Ltd. - ADR	43,791	430,466
Insperity, Inc.	2,030	157,873
Intelligent Systems Corp. (a)(c)	2,325	101,231
International Business Machines Corp.	4,627	622,100
Invitae Corp. (a)(c)	8,420	167,558
Jacobs Engineering Group, Inc.	10,704	985,732
Jardine Strategic Holdings Ltd. - ADR	156	2,488

Leidos Holdings, Inc.	17,165	1,559,269
Materialise NV - ADR (a)(c)	10,615	187,567
MAXIMUS, Inc.	5,943	443,645
Midatech Pharma PLC - ADR (a)(c)	17,850	11,603
Mitie Group PLC - ADR	10,272	68,822
MorphoSys AG - ADR (a)(c)	2,855	87,420
NanoString Technologies, Inc. (a)	2,976	80,114
Naspers Ltd. - ADR	19,608	558,632
National Research Corp.	1,195	77,089
NeoGenomics, Inc. (a)(c)	8,835	228,031
NextGen Healthcare, Inc. (a)	8,300	152,886
Nice Ltd. - ADR (a)	2,581	390,996
NuCana PLC - ADR (a)	1,394	11,933
Okta, Inc. (a)(c)	4,027	522,624
Omnicom Group, Inc. (c)	12,710	1,010,191
Perficient, Inc. (a)	17,637	745,692
Pfenex, Inc. (a)	5,876	60,993
Resources Connection, Inc.	10,887	168,204
Rightmove PLC - ADR	12,366	201,071
Sea Ltd. - ADR (a)(c)	8,479	314,062
ServiceNow, Inc. (a)(c)	2,862	810,060
Summit Therapeutics PLC - ADR (a)	3,313	4,970
Sykes Enterprises, Inc. (a)	5,080	178,511
Syneos Health, Inc. (a)(c)	4,760	261,372
Telia Co. AB - ADR	84,564	727,250
Trade Desk, Inc. - Class A (a)(c)	1,382	363,936
Travelzoo (a)	7,184	74,211
Ubiquiti, Inc. (c)	3,015	594,558
Unisys Corp. (a)	15,795	179,747
Verint Systems, Inc. (a)	9,457	459,705
VMware, Inc. - Class A (c)	3,101	482,578
VTech Holdings Ltd. - ADR (c)	19,571	189,252
Wipro Ltd. - ADR	90,853	329,796
Yiren Digital Ltd. - ADR (a)	11,261	58,332
Zealand Pharma A/S - ADR (a)(c)	13,995	430,345
Zscaler, Inc. (a)(c)	7,235	377,161
		32,189,666
Publishing Industries (except Internet) - 3.61%
Activision Blizzard, Inc.	37,200	2,039,676
Akamai Technologies, Inc. (a)	2,677	233,220
Appfolio, Inc. - Class A (a)(c)	2,927	330,517
Avalara, Inc. (a)	5,287	412,545
Avid Technology, Inc. (a)	17,223	135,545
Cadence Design System, Inc. (a)	14,521	1,020,100
Changyou.com Ltd. - ADR (c)	15,404	147,108
Cogent Communications Holdings, Inc.	2,963	185,721
Coupa Software, Inc. (a)(c)	1,958	300,533
DXC Technology Co.	9,782	365,162
Fair Isaac Corp. (a)	2,674	983,364
Inseego Corp. (a)(c)	11,751	74,619
InterActiveCorp (a)	3,631	808,624
Intuit, Inc. (c)	3,018	781,330
Konami Holdings Corp. - ADR	13,812	610,974
Manhattan Associates, Inc. (a)	4,865	406,276
Meredith Corp. (c)	6,101	213,779
Microsoft Corp.	75,369	11,409,358
MiX Telematics Ltd. - ADR	7,087	86,107
Momo, Inc. - ADR (c)	1,043	39,039
New York Times Co. - Class A (c)	31,304	1,009,554
News Corp. - Class B	23,649	311,457
Nuance Communications, Inc. (a)(c)	25,167	451,244
Opera Ltd. - ADR (a)	3,063	31,059
Oracle Corp.	47,918	2,690,116
Paycom Software, Inc. (a)	2,095	579,917
RELX PLC - ADR (c)	22,434	546,941
Sage Group PLC - ADR	19,524	774,908
Scholastic Corp.	3,093	114,843
SPS Commerce, Inc. (a)	4,678	263,512
Synopsys, Inc. (a)	14,601	2,059,325
TEGNA, Inc. (c)	28,790	441,927
Trend Micro, Inc. - ADR (c)	7,204	392,006
Veeva Systems, Inc. - Class A (a)	6,850	1,021,883
Vipshop Holdings Ltd. - ADR (a)	11,988	153,207
Wolters Kluwer NV - ADR	5,051	362,258
		31,787,754
Rail Transportation - 0.69%
Central Japan Railway Co. - ADR	80,351	1,623,893
CSX Corp. (c)	2,409	172,340
East Japan Railway Co. - ADR	101,518	1,554,341
Norfolk Southern Corp.	3,773	730,076
Union Pacific Corp.	4,431	779,812
West Japan Railway Co. - ADR (c)	13,915	1,227,442
		6,087,904

Real Estate - 0.37%
CBRE Group, Inc. - Class A (a)	18,674	1,064,791
China Overseas Land & Investment Ltd. - ADR	8,720	146,211
Gafisa SA - ADR	140	413
Hang Lung Properties Ltd. - ADR	4,069	41,870
Henderson Land Development Co. Ltd. - ADR	34,064	163,678
IRSA Propiedades Comerciales SA - ADR	2,564	37,742
Marcus & Millichap, Inc. (a)	1,216	44,700
Mitsubishi Estate Co. Ltd. - ADR	54,764	1,004,372
New World Development Co. Ltd. - ADR	165,517	441,930
Walker & Dunlop, Inc.	5,506	361,414
		3,307,121
Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.03%
HealthEquity, Inc. (a)(c)	4,199	264,075
Rental and Leasing Services - 0.47%
Aircastle Ltd. (b)	20,661	660,945
Brambles Ltd. - ADR	45,830	779,889
Cerence, Inc. (a)	3,145	48,936
Fly Leasing Ltd. - ADR (a)(c)	21,811	428,150
GATX Corp. (c)	500	40,415
Harsco Corp. (a)	2,576	57,316
Localiza Rent a Car SA - ADR	4,138	43,283
Navient Corp.	33,453	480,051
Synchrony Financial	32,887	1,230,304
Triton International Ltd. (b)	10,189	385,959
		4,155,248
Repair and Maintenance - 0.10%
SKF AB - ADR (c)	45,518	865,662
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.07%
Allegion PLC (b)	5,402	648,402
Amarin Corp. PLC - ADR (a)(c)	19,124	406,767
Ameriprise Financial, Inc.	6,139	1,005,998
Artisan Partners Asset Management, Inc. - Class A	5,756	170,781
BB Seguridade Participacoes SA - ADR (c)	18,575	151,015
Bidvest Group Ltd. - ADR	8,764	245,217
Brightsphere Investment Group, Inc.	22,187	213,661
CK Hutchison Holdings Ltd. - ADR	38,020	342,560
CME Group, Inc.	3,004	609,001
Cowen, Inc. - Class A (a)(c)	19,860	304,255
Credit Suisse Group AG - ADR	370	4,843
Daiwa Securities Group, Inc. - ADR (c)	96,847	494,888
Delek Group Ltd. - ADR	23,324	339,364
Deutsche Boerse AG - ADR	50,583	773,414
First Pacific Co. Ltd. - ADR	330,256	581,251
Franklin Resources, Inc. (c)	35,146	966,164
GDS Holdings Ltd. - ADR (a)(c)	2,033	95,185
Genting Bhd - ADR	15,121	105,537
Goldman Sachs Group, Inc. (c)	1,583	350,397
Hexindai, Inc. - ADR (a)(c)	193	100
Hong Kong Exchanges & Clearing Ltd. - ADR	44,291	1,400,481
Huami Corp. - ADR (a)	9,440	106,389
Legg Mason, Inc.	11,224	438,634
Leju Holdings Ltd. - ADR (a)	35,863	63,836
LexinFintech Holdings Ltd. - ADR (a)	10,325	122,971
LPL Financial Holdings, Inc.	14,162	1,307,861
MarketAxess Holdings, Inc.	1,318	532,235
Morgan Stanley	25,564	1,264,907
MSCI, Inc.	5,321	1,379,150
Noah Holdings Ltd. - ADR (a)	14	408
OneSmart International Education Group Ltd. - ADR (a)	4,412	31,369
Oppenheimer Holdings, Inc. - Class A	14,137	403,046
Piper Jaffray Cos.	2,487	201,149
Raymond James Financial, Inc.	7,528	676,165
RISE Education Cayman Ltd. - ADR (a)(c)	9,517	68,427
Secoo Holding Ltd. - ADR (a)	4,316	27,407
Singapore Exchange Ltd. - ADR	9,230	905,094
Stifel Financial Corp. (c)	15,701	981,626
TD Ameritrade Holding Corp.	3,591	186,122
TechnoPro Holdings, Inc. - ADR (a)	21,432	286,171
WH Group Ltd. - ADR	1,439	29,566
		18,221,814
Specialty Trade Contractors - 0.29%
Comfort Systems USA, Inc.	5,950	304,045
EMCOR Group, Inc.	7,885	701,213
Legrand SA - ADR	11,695	184,664
Quanta Services, Inc.	32,788	1,365,292
		2,555,214
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.10%
Barnes & Noble Education, Inc. (a)	36,605	184,489
Dick's Sporting Goods, Inc. (c)	13,748	629,796
Sportsman's Warehouse Holdings, Inc. (a)(c)	10,811	79,028
		893,313

Support Activities for Agriculture and Forestry - 0.00%
VEON Ltd. - ADR	8,600	22,704
Support Activities for Mining - 1.13%
Antero Resources Corp. (a)(c)	204,443	406,842
China Shenhua Energy Co. Ltd. - ADR (c)	1,501	11,513
Cleveland-Cliffs, Inc. (c)	31,604	252,516
ConocoPhillips	30,056	1,801,556
Extraction Oil & Gas, Inc. (a)(c)	20,955	30,175
Fortescue Metals Group Ltd. - ADR	36,281	471,980
Gazprom PJSC - ADR	136,672	1,083,809
Helmerich & Payne, Inc.	3,949	156,104
Hess Corp. (c)	4,352	270,216
Impala Platinum Holdings Ltd. - ADR (a)(c)	17,394	135,673
Inpex Corp. - ADR	43,746	419,524
Liberty Oilfield Services, Inc. - Class A	3,215	28,421
Mammoth Energy Services, Inc. (a)	14,373	22,566
NexTier Oilfield Solutions, Inc. (a)	15,334	73,450
ONE Gas, Inc.	3,633	322,865
Pampa Energia SA - ADR (a)	2,636	35,955
Patterson-UTI Energy, Inc.	55,530	496,438
Penn Virginia Corp. (a)	1,516	36,611
PGS ASA - ADR (a)	29,132	47,922
ProPetro Holding Corp. (a)(c)	12,243	105,535
Rio Tinto PLC - ADR	36,828	2,009,335
South32 Ltd. - ADR	62,980	573,748
Tullow Oil PLC - ADR	50,158	44,139
Vale SA - ADR (a)	23,587	277,383
Wesfarmers Ltd. - ADR (c)	56,359	812,133
YPF SA - ADR	2,548	24,486
		9,950,895
Support Activities for Transportation - 0.23%
CH Robinson Worldwide, Inc. (c)	3,006	231,011
DSV PANALPINA A/S - ADR	12,115	658,814
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	2,770	147,392
Hub Group, Inc. - Class A (a)	7,204	367,908
Japan Airport Terminal Co. Ltd. - ADR	11,258	293,665
Matson, Inc.	2,132	80,462
Radiant Logistics, Inc. (a)(c)	49,453	264,574
		2,043,826
Telecommunications - 3.85%
58.com, Inc. - ADR (a)(c)	3,402	209,291
Acacia Communications, Inc. (a)(c)	1,719	114,554
Advanced Info Service PCL - ADR	704	4,924
America Movil SAB de CV - Class A - ADR	1,192	18,011
America Movil SAB de CV - Class L - ADR (c)	12,341	188,694
AT&T, Inc.	88,737	3,316,988
ATN International, Inc.	691	38,800
Autohome, Inc. - ADR (a)(c)	1,691	115,073
CenturyLink, Inc. (c)	41,048	594,786
China Mobile Ltd. - ADR (c)	11,545	435,593
China Telecom Corp. Ltd. - ADR (c)	11,449	433,803
China Unicom Hong Kong Ltd. - ADR	13,336	113,489
Chorus Ltd. - ADR	11,119	207,592
Chunghwa Telecom Co. Ltd. - ADR (c)	7,640	284,361
Deutsche Telekom AG - ADR	35,479	594,273
Edenred - ADR	4,517	112,383
Fluent, Inc. (a)	37,325	61,213
GCI Liberty, Inc. - Class A (a)(c)	17,676	1,254,819
Hellenic Telecommunications Organization SA - ADR	22,389	172,171
Hong Kong Television Network Ltd. - ADR (a)	19,710	153,837
IDT Corp. - Class B (a)	8,121	57,903
Iridium Communications, Inc. (a)	3,838	89,425
JD.com, Inc. - ADR (a)	22,501	734,658
KDDI Corp. - ADR	89,899	1,288,927
Koninklijke KPN NV - ADR (c)	195,901	611,211
Magyar Telekom Telecommunications PLC - ADR	26,554	185,944
Mobile TeleSystems PJSC - ADR	45,704	431,446
MTN Group Ltd. - ADR	55,655	347,844
Nippon Telegraph & Telephone Corp. - ADR	17,409	878,632
NTT DOCOMO, Inc. - ADR (c)	40,351	1,107,434
Orange SA - ADR (c)	27,044	441,358
Partner Communications Co. Ltd. - ADR (a)	24,328	110,206
PayPal Holdings, Inc. (a)	14,002	1,512,356
PCCW Ltd. - ADR	76,939	463,942
PLDT, Inc. - ADR	8,053	174,428
Renren, Inc. - ADR (a)	129,322	117,036
Rostelecom PJSC - ADR (c)	41,777	311,448
SK Telecom Co. Ltd. - ADR	12,340	282,833
SoftBank Group Corp. - ADR (c)	85,651	1,653,064
Spark New Zealand Ltd. - ADR	2,115	30,668
Swisscom AG - ADR	9,515	494,590

Telecom Argentina SA - ADR	1,653	17,158
Telefonica SA - ADR	194,093	1,478,989
Telekomunikasi Indonesia Persero Tbk PT - ADR	24,042	665,242
Telenor ASA - ADR	47,270	859,841
Telephone & Data Systems, Inc.	38,263	907,216
Telstra Corp. Ltd. - ADR	34,532	451,333
Tencent Holdings Ltd. - ADR (c)	53,690	2,263,034
T-Mobile US, Inc. (a)	18,893	1,484,044
Turkcell Iletisim Hizmetleri AS - ADR (c)	29,257	172,324
Twilio, Inc. - Class A (a)(c)	2,519	260,162
United States Cellular Corp. (a)	22,649	768,028
Verizon Communications, Inc.	69,765	4,202,643
Vodacom Group Ltd. - ADR	8,358	68,118
Vodafone Group PLC - ADR (c)	24,031	476,294
XL Axiata Tbk PT - ADR (a)	26,727	121,942
		33,946,376
Textile Mills - 0.02%
Albany International Corp. - Class A	1,759	147,193
Textile Product Mills - 0.08%
Hermes International - ADR (c)	9,273	694,177
Transportation Equipment Manufacturing - 2.80%
Airbus SE - ADR	24,451	898,574
Aisin Seiki Co. Ltd. - ADR	13,207	501,998
Astronics Corp. (a)	3,741	109,050
BorgWarner, Inc.	17,265	725,993
Brilliance China Automotive Holdings Ltd. - ADR	3,034	31,910
Commercial Vehicle Group, Inc. (a)	15,681	111,962
Dana, Inc.	15,332	259,877
Denso Corp. - ADR	37,311	836,140
Ford Motor Co.	63,456	574,911
Ford Otomotiv Sanayi AS - ADR	2,802	155,273
Fox Factory Holding Corp. (a)(c)	1,830	120,652
General Motors Co.	33,857	1,218,852
Gentex Corp.	27,402	778,217
Great Wall Motor Co. Ltd. - ADR	36,116	272,495
HEICO Corp. (c)	3,330	432,534
HEICO Corp. - Class A	4,205	422,350
Honda Motor Co. Ltd. - ADR	24,990	702,719
Isuzu Motors Ltd. - ADR	31,571	368,118
Kawasaki Heavy Industries Ltd. - ADR	32,617	298,446
Lear Corp.	3,894	468,487
Leonardo SpA - ADR	66,362	384,103
Lockheed Martin Corp.	1,881	735,527
MasterCraft Boat Holdings, Inc. (a)	6,342	105,341
Mazda Motor Corp. - ADR	62,710	275,893
Meritor, Inc. (a)	10,178	256,995
Miller Industries, Inc.	6,639	243,319
Modine Manufacturing Co. (a)	8,615	63,923
MTU Aero Engines AG - ADR	3,302	447,256
Navistar International Corp. (a)	5,528	180,489
Oshkosh Corp.	11,755	1,063,357
PACCAR, Inc.	15,789	1,284,751
Peugeot SA - ADR	24,941	605,318
Shimano, Inc. - ADR	54,385	880,765
Subaru Corp. - ADR	27,324	357,849
Suzuki Motor Corp. - ADR	3,042	540,092
Tata Motors Ltd. - ADR (a)(c)	17,742	199,065
Thor Industries, Inc. (c)	3,398	216,690
Toyota Industries Corp. - ADR	10,515	620,490
Toyota Motor Corp. - ADR	32,323	4,532,008
Volkswagen AG - ADR	27,544	523,474
Volvo AB - ADR	99,201	1,523,728
Winnebago Industries, Inc.	7,015	333,423
		24,662,414
Truck Transportation - 0.20%
ArcBest Corp.	3,701	106,515
Knight-Swift Transportation Holdings, Inc. (c)	14,889	550,744
Landstar System, Inc.	5,974	665,563
US Xpress Enterprises, Inc. - Class A (a)	11,592	55,642
Werner Enterprises, Inc. (c)	9,454	347,529
		1,725,993
Utilities - 2.98%
AES Corp.	63,929	1,208,897
AGL Energy Ltd. - ADR	41,452	560,949
Ameren Corp.	13,049	969,932
American Electric Power Co., Inc.	7,977	728,699
Atlantic Power Corp. (a)(b)	34,208	80,731
Black Hills Corp.	8,959	685,991
Central Puerto SA - ADR	5,948	23,614
Centrica PLC - ADR	5,324	22,435
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	7,818	104,605
Cia Energetica de Minas Gerais - ADR	2,338	7,657

Cia Paranaense de Energia - ADR	10,345	158,279
CLP Holdings Ltd. - ADR (c)	59,967	612,863
Consolidated Edison, Inc.	6,615	574,777
DTE Energy Co.	5,849	730,774
Électricité de France SA - ADR	58,585	118,049
Empresa Distribuidora Y Comercializadora Norte - ADR (a)	5,315	28,116
Enel Chile SA - ADR (c)	51,072	191,520
Enel SpA - ADR	284,839	2,147,685
Engie SA - ADR	79,519	1,250,040
Eversource Energy	10,215	844,168
Exelon Corp. (c)	11,769	522,544
FirstEnergy Corp.	10,339	493,067
Genie Energy Ltd. - Class B (c)	19,304	156,169
Hawaiian Electric Industries, Inc.	26,729	1,167,255
Hong Kong & China Gas Co. Ltd. - ADR	600,971	1,141,845
Iberdrola SA - ADR	39,128	1,541,252
National Fuel Gas Co. (c)	5,048	227,261
NorthWestern Corp.	9,794	700,957
NRG Energy, Inc.	27,166	1,079,305
Otter Tail Corp.	5,844	287,291
PG&E Corp. (a)	14,740	109,960
Pinnacle West Capital Corp.	9,771	853,888
Portland General Electric Co.	14,427	800,843
Power Assets Holdings Ltd. - ADR	14,879	103,781
PPL Corp.	27,967	951,717
Snam SpA - ADR	32,587	319,678
Southern Co.	31,449	1,949,523
Spire, Inc.	3,353	259,589
Suez - ADR	79,924	587,442
TerraForm Power, Inc. - Class A	11,477	178,008
Tokyo Gas Co. Ltd. - ADR	46,804	575,221
UGI Corp.	3,215	140,013
United Utilities Group PLC - ADR	6,378	141,400
Unitil Corp.	3,864	235,859
Vistra Energy Corp.	22,122	586,897
Xcel Energy, Inc. (c)	2,531	155,631
		26,316,177
Waste Management and Remediation Services - 0.28%
Republic Sevices, Inc.	8,063	714,785
Veolia Environnement SA - ADR	25,797	660,403
Waste Management, Inc.	9,514	1,074,226
		2,449,414
Water Transportation - 0.29%
Carnival Corp. (b)(c)	4,619	208,225
Norwegian Cruise Line Holdings Ltd. (a)(b)	23,734	1,273,092
Royal Caribbean Cruises Ltd. (b)	7,970	956,559
Teekay Tankers Ltd. (a)(b)	7,712	145,747
		2,583,623
Wholesale Electronic Markets and Agents and Brokers - 0.03%
Prosus NV - ADR (a)(c)	19,608	267,061
Wood Product Manufacturing - 0.20%
Louisiana-Pacific Corp.	9,623	285,418
Masco Corp.	21,330	992,912
Universal Forest Products, Inc.	9,103	451,509
		1,729,839
TOTAL COMMON STOCKS (Cost $735,485,709)		830,783,520

PREFERRED STOCKS - 0.46%
Administration of Economic Programs - 0.01%
Centrais Electricas Brasileiras SA - ADR	6,409	54,348
Air Transportation - 0.00%
Gol Linhas Aereas Inteligentes SA - ADR (a)	1,419	22,888
Credit Intermediation and Related Activities - 0.15%
Banco Bradesco SA - ADR	33,111	259,921
Bancolombia SA - ADR	11,293	545,112
Itau Unibanco Holding SA - ADR	64,290	523,321
		1,328,354
Food and Beverage Stores - 0.00%
Cia Brasileira de Distribuicao - ADR	1,207	22,680
Management of Companies and Enterprises - 0.05%
Azul SA - ADR (a)	1,229	45,768
Porsche Automobil Holding SE - ADR	54,309	398,900
		444,668
Oil and Gas Extraction - 0.07%
Petroleo Brasileiro SA - ADR	18,070	247,920
Surgutneftegas PJSC - ADR	56,580	318,659
		566,579
Primary Metal Manufacturing - 0.01%
Gerdau SA - ADR (c)	28,654	113,756
Telecommunications - 0.03%
Telefonica Brasil SA - ADR	20,911	274,980

Transportation Equipment Manufacturing - 0.12%
Volkswagen AG - ADR (c)	54,054	1,041,351
Utilities - 0.02%
Cia Energetica de Minas Gerais - ADR	4,499	13,632
Cia Paranaense de Energia - ADR	11,700	170,820
		184,452
TOTAL PREFERRED STOCKS (Cost $3,876,283)		4,054,056

EXCHANGE-TRADED FUNDS - 1.01%
iShares MSCI EAFE ETF (c)	45,532	3,104,372
iShares Russell 1000 ETF (c)	24,412	4,257,208
iShares Russell 2000 ETF (c)	6,310	1,020,769
Vanguard FTSE Emerging Markets ETF	11,502	483,774
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,405,438)		8,866,123

REAL ESTATE INVESTMENT TRUSTS - 3.15%
Accommodation - 0.16%
Chatham Lodging Trust	9,600	175,680
Service Properties Trust	20,065	467,314
Sunstone Hotel Investors, Inc.	27,930	391,020
Xenia Hotels & Resorts, Inc. (c)	18,696	393,738
		1,427,752
Administrative and Support Services - 0.00%
CoreCivic, Inc.	2,167	32,830
Credit Intermediation and Related Activities - 0.04%
Cherry Hill Mortgage Investment Corp.	2,834	42,453
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	10,769	316,070
		358,523
Funds, Trusts, and Other Financial Vehicles - 0.19%
Apollo Commercial Real Estate Finance, Inc. (c)	56,872	1,039,052
Spirit Realty Capital, Inc.	12,551	657,672
		1,696,724
Heavy and Civil Engineering Construction - 0.01%
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR	9,201	57,966
Professional, Scientific, and Technical Services - 0.09%
Lamar Advertising Co. - Class A	4,267	355,996
Outfront Media, Inc.	17,036	425,559
		781,555
Real Estate - 2.43%
Alexander & Baldwin, Inc. (c)	8,161	176,930
American Tower Corp.	3,608	772,220
Apartment Investment & Management Co. - Class A	15,239	819,401
Apple Hospitality REIT, Inc.	37,734	613,555
Ares Commercial Real Estate Corp. (c)	41,915	655,551
AvalonBay Communities, Inc.	1,838	394,086
Brixmor Property Group, Inc. (c)	48,094	1,055,182
CareTrust REIT, Inc.	11,189	233,626
DiamondRock Hospitality Co.	11,473	118,172
EPR Properties	10,966	777,709
Exantas Capital Corp.	5,742	69,134
Farmland Partners, Inc.	8,027	53,540
Franklin Street Properties Corp. (c)	13,935	121,374
Gaming and Leisure Properties, Inc.	23,586	995,329
GEO Group, Inc.	5,302	73,486
Gladstone Commercial Corp.	5,437	123,855
Global Medical REIT, Inc.	28,766	400,423
Healthpeak Properties, Inc. (c)	22,705	791,950
Host Hotels & Resorts, Inc.	27,482	480,660
iStar, Inc. (c)	22,628	293,938
Jernigan Capital, Inc. (c)	19,436	339,741
Kimco Realty Corp. (c)	36,717	793,822
KKR Real Estate Finance Trust, Inc.	13,879	280,217
Ladder Capital Corp.	36,312	627,834
Lexington Realty Trust	170,101	1,884,719
Life Storage, Inc.	2,759	302,166
LTC Properties, Inc.	7,831	366,569
Mack-Cali Realty Corp.	10,141	216,916
National Retail Properties, Inc.	2,846	158,636
Omega Healthcare Investors, Inc.	15,806	664,326
PennyMac Mortgage Investment Trust	35,303	815,146
Physicians Realty Trust	19,670	377,467
PS Business Parks, Inc.	746	131,736
Ready Capital Corp. (c)	28,641	451,669
Realty Income Corp. (c)	2,143	164,218
Retail Properties of America, Inc. - Class A	34,731	494,222
Retail Value, Inc. (c)	7,108	252,406
Ryman Hospitality Properties, Inc.	1,259	112,341
SITE Centers Corp.	31,611	458,043
STORE Capital Corp.	16,747	681,770
TPG RE Finance Trust, Inc.	14,389	291,377
VEREIT, Inc.	109,029	1,064,123
VICI Properties, Inc.	18,905	467,521
Washington Prime Group, Inc. (c)	48,585	202,114

Weingarten Realty Investors	5,769	183,685
Welltower, Inc. (c)	1,759	148,759
Western Asset Mortgage Capital Corp.	28,988	297,997
Whitestone REIT	8,134	114,201
		21,363,862
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.18%
Ellington Financial, Inc. (c)	7,791	141,095
Granite Point Mortgage Trust, Inc.	16,027	291,211
Medical Properties Trust, Inc. (c)	55,348	1,149,024
		1,581,330
Utilities- 0.05%
CorEnergy Infrastructure Trust, Inc. (c)	10,385	459,432
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,466,437)		27,759,974

RIGHTS - 0.00%
DISH Network Corp. (a)	1,457	990
TOTAL RIGHTS (Cost $3,552)		990

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 17.63%
Money Market Fund - 17.63%
Mount Vernon Liquid Assets Portfolio, LLC, 1.810% (d)	155,427,444	155,427,444
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $155,427,444)		155,427,444

SHORT-TERM INVESTMENTS - 0.94%
First American Government Obligations Fund, Class X, 1.559% (d)	8,300,138	8,300,138
TOTAL SHORT-TERM INVESTMENTS (Cost $8,300,138)		8,300,138

Total Investments (Cost $935,965,001) - 117.45%		1,035,192,245
Liabilities in Excess of Other Assets - (17.45)%		(153,766,344)
TOTAL NET ASSETS - 100.00%		$881,425,901

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of November 30, 2019. Total value of securities out on loan is $150,542,125.
(d)	The rate shown represents the 7-day yield at November 30, 2019.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service ("Pricing Service")).

Debt securities are valued in accordance with prices supplied by a Pricing Service.  A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade.  Futures contracts for which reliable market quotations are not readily available shall be valued at a price, supplied by a Pricing Service approved by the Trust's Board of Trustees (the "Board") which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and ask prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.   The Board will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust's valuation committee.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2019.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$22,425,372	$-	$22,425,372
Corporate Bonds*	-	95,787,225	-	95,787,225
Foreign Corporate Bonds*	-	31,801,856	-	31,801,856
Foreign Government Agency Issues	-	999,570	-	999,570
Foreign Government Notes/Bonds	-	18,401,044	-	18,401,044
Non-Agency Mortgage Backed Securities	-	30,451,914	-	30,451,914
Agency Mortgage Backed Securities	-	115,210,784	-	115,210,784
Municipal Bonds	-	1,489,679	-	1,489,679
U.S. Government Agency Issues	-	448,074	-	448,074
U.S. Government Notes/Bonds	-	73,246,426	-	73,246,426
Total Fixed Income Securities	-	390,261,944	-	390,261,944
Exchange-Traded Funds	8,011,652	-	-	8,011,652
Money Market Funds	38,572,587	-	-	38,572,587
Total Investments in Securities	$46,584,239	$390,261,944	$-	$436,846,183

Other Financial Instruments:
Futures Contracts**	$(43,590)	$-	$-	$(43,590)
Total Other Financial Instruments	$(43,590)	$-	$-	$(43,590)

* For further breakdown by industry, please refer to the Schedule of Investments.
** Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $34,198 and unrealized depreciation of $77,788.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$810,897,684	$19,885,836	$-	$830,783,520
Preferred Stocks*	4,054,056	-	-	4,054,056
Exchange-Traded Funds	8,866,123	-	-	8,866,123
Real Estate Investment Trusts*	27,759,974	-	-	27,759,974
Rights	990	-	-	990
Total Equity	851,578,827	19,885,836	-	871,464,663
Money Market Funds	163,727,582	-	-	163,727,582
Total Investments in Securities	$1,015,306,409	$19,885,836	$-	$1,035,192,245

* For further breakdown by industry, please refer to the Schedule of Investments.

The Funds did not hold any Level 3 securities during the period ended November 30, 2019.

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2019 was as follows:

	Asset Derivatives	Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$34,198	Assets- Unrealized depreciation*	$77,788
Total		$34,198		$77,788

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2019 through Novemer 30, 2019 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$(433,429)	$(433,429)
Total	$(433,429)	$(433,429)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$(29,231)	$(29,231)
Total	$(29,231)	$(29,231)

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended November 30, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date     1/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date     1/27/2020

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     1/27/2020

* Print the name and title of each signing officer under his or her signature.